UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
November 30, 2020
Columbia Multi Strategy Alternatives Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive shareholder reports for Columbia Multi Strategy Alternatives Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that the Fund’s shareholder report is available at the Columbia Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Multi Strategy Alternatives Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with absolute (positive) returns over a complete market cycle.
Portfolio management
Columbia Management Investment Advisers, LLC
Marc Khalamayzer, CFA
Joshua Kutin, CFA
Matthew Ferrelli, CFA
Dan Boncarosky, CFA
Brian Virginia
Corey Lorenzen, CFA
Jason Callan
Tom Heuer, CFA
Ryan Osborn, CFA
AQR Capital Management, LLC
Jordan Brooks, Ph.D.
David Kupersmith
Lars Nielsen
Ashwin Thapar
QMA LLC
Marco Aiolfi, Ph.D.
Yesim Tokat-Acikel, Ph.D.
Average annual total returns (%) (for the period ended November 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	01/28/15	4.02	-1.76	-4.78	-4.86
	Including sales charges		-1.90	-7.42	-5.90	-5.82
Advisor Class		01/28/15	4.16	-1.58	-4.54	-4.62
Class C	Excluding sales charges	01/28/15	3.66	-2.54	-5.50	-5.56
	Including sales charges		2.66	-3.51	-5.50	-5.56
Institutional Class		01/28/15	4.13	-1.48	-4.56	-4.64
Institutional 2 Class		01/28/15	4.15	-1.44	-4.47	-4.54
Institutional 3 Class		01/28/15	4.17	-1.41	-4.40	-4.48
Class R		01/28/15	3.92	-2.05	-5.01	-5.10
FTSE One-Month U.S. Treasury Bill Index			0.05	0.59	1.09	0.94
HFRX Global Hedge Fund Index			7.25	5.53	2.52	1.78
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to October 1, 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of one-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2020)
Asset-Backed Securities — Non-Agency	7.7
Commercial Mortgage-Backed Securities - Agency	0.2
Commercial Mortgage-Backed Securities - Non-Agency	6.1
Money Market Funds	36.7
Options Purchased Puts	0.2
Residential Mortgage-Backed Securities - Agency	19.4
Residential Mortgage-Backed Securities - Non-Agency	12.9
Treasury Bills	16.8
Total	100.0
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at November 30, 2020)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	365.5	(471.5)	(106.0)
Commodities Derivative Contracts	8.7	(6.3)	2.4
Equity Derivative Contracts	60.0	(48.9)	11.1
Foreign Currency Derivative Contracts	341.9	(349.4)	(7.5)
Total Notional Market Value of Derivative Contracts	776.1	(876.1)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2020 — November 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,040.20	1,018.96	6.51	6.45	1.26
Advisor Class	1,000.00	1,000.00	1,041.60	1,020.22	5.23	5.17	1.01
Class C	1,000.00	1,000.00	1,036.60	1,015.15	10.37	10.26	2.01
Institutional Class	1,000.00	1,000.00	1,041.30	1,020.22	5.22	5.17	1.01
Institutional 2 Class	1,000.00	1,000.00	1,041.50	1,020.48	4.97	4.92	0.96
Institutional 3 Class	1,000.00	1,000.00	1,041.70	1,020.78	4.66	4.61	0.90
Class R	1,000.00	1,000.00	1,039.20	1,017.74	7.75	7.67	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	5

Consolidated Portfolio of Investments
November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-1 Class E
04/14/2025	4.840%	900,000	949,618
Series 2020-2 Class D
05/13/2026	5.650%	2,000,000	2,203,726
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.687%	2,500,000	2,446,463
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	920,587	925,644
Series 2019-B Class B
10/15/2026	3.150%	1,500,000	1,520,059
Series 2019-B Class C
10/15/2026	4.540%	3,000,000	2,929,182
Series 2020-REV1 Class B
05/15/2029	2.680%	496,000	475,848
Subordinated Series 2018-B Class C
11/17/2025	5.000%	1,500,000	1,504,547
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.759%	1,000,000	1,001,486
Bain Capital Credit CLO Ltd.(a),(b),(c),(d),(e)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.000%	900,000	873,000
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	500,000	500,587
Series 2020-2A Class D
3-month USD LIBOR + 7.630% Floor 7.630% 10/20/2031	7.839%	500,000	500,792
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.668%	2,500,000	2,465,330
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class D
3-month USD LIBOR + 7.400% Floor 7.400% 10/25/2031	7.400%	990,000	966,682
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	1,000,000	985,931
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	1,036,689	1,044,809
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	550,589	562,786
Dryden CLO Ltd.(a),(b)
Series 2020-86A Class E
3-month USD LIBOR + 6.660% Floor 6.660% 07/17/2030	6.894%	1,400,000	1,401,068
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	500,000	506,002
Series 2019-A Class C
06/22/2026	7.620%	200,000	204,120
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	800,000	808,295
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	500,000	501,691
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	1,268,903	1,262,919
Series 2019-5 Class A
12/15/2045	3.750%	1,323,777	1,317,571
Series 2019-7 Class A
01/15/2027	3.750%	563,364	561,008
Series 2020-T1 Class A
02/15/2046	3.500%	751,429	749,049
LendingClub Receivables Trust(a),(d),(f)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	799,000
Series 2020-T1 Class R1
02/15/2046	0.000%	2,100,000	1,218,000
Series 2020-T1 Class R2
02/15/2046	0.000%	430,000	249,400
LendingClub Receivables Trust(a),(c),(d),(f)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	2,007,000
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVII Ltd.(a),(b),(d),(e)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.500%	500,000	490,000
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.968%	7,000,000	6,939,730
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,125,091
Pagaya AI Debt Selection Trust(a),(d)
Series 2020-2 Class NOTE
12/15/2027	7.500%	1,006,065	1,019,269
Pagaya AI Debt Selection Trust(a),(d),(g),(h)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	3,555,002
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.500%	1,000,000	994,054
Prosper Pass-Through Trust(a),(c),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	1,207,997	1,214,037
SoFi Consumer Loan Program LLC(a),(c),(d),(f)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	770,900
SoFi Consumer Loan Program Repack Trust(a),(d),(f)
Series 2018-3 Class R1B
08/28/2027	0.000%	408,280	404,263
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,255,208
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	4,769,000	4,797,003
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	2,000,000	1,983,033
Upstart Pass-Through Trust(a),(c),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	978,053	978,053
Upstart Pass-Through Trust(a),(c),(d),(e)
Series 2021-ST1 Class A
02/20/2027	2.750%	750,000	750,000
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	1,400,000	1,428,410
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	750,000	753,100
Total Asset-Backed Securities — Non-Agency (Cost $62,558,008)			62,898,766

Commercial Mortgage-Backed Securities - Agency 0.2%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.863%	2,221,395	166,181
Series 2019-109 Class IO
04/16/2060	0.837%	4,184,692	312,741
Series 2019-131 Class IO
07/16/2061	0.937%	4,415,494	320,489
Series 2020-19 Class IO
12/16/2061	0.963%	3,013,243	253,525
Series 2020-3 Class IO
02/16/2062	0.890%	3,429,880	263,874
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,654,451)			1,316,810

Commercial Mortgage-Backed Securities - Non-Agency 6.6%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	358,277
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.841%	2,065,000	1,925,323
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	1.741%	1,250,000	1,181,093
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.141%	207,394	197,196
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.091%	1,500,000	1,217,349
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.681%	400,000	353,913

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	7

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.331%	1,000,000	862,548
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.541%	1,000,000	871,202
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.911%	1,175,000	1,111,724
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.561%	500,000	457,499
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	2.378%	2,000,000	1,804,914
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	1,067,759
Series 2019-OC11 Class E
12/09/2041	4.076%	1,350,000	1,247,454
BX Trust(a),(g)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	500,000	488,701
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.641%	1,000,000	973,750
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.391%	1,000,000	972,500
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.862%	900,000	784,208
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.558%	1,350,000	1,081,862
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.634%	650,000	647,156
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class D
02/10/2037	3.754%	600,000	552,638
Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	1,846,695
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.882%	2,550,000	2,454,000
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	245,000	190,294
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	3,323,490
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	428,192
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	3,000,000	2,754,966
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	2,700,000	2,695,766
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,100,000	1,086,224
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	350,694	360,159
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.141%	2,000,000	1,999,060
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	454,387
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	2,000,000	2,042,207
Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,835,315
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	559,136

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	1,020,654
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	533,237
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.241%	800,000	745,048
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	1.016%	1,200,000	1,173,107
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.881%	1,000,000	839,681
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $50,598,587)			49,498,684

Residential Mortgage-Backed Securities - Agency 21.1%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.350%	1,302,879	332,520
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.930%	1,831,242	393,635
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.900%	2,460,920	588,504
Federal Home Loan Mortgage Corp.(h)
CMO Series 5034 Class JI
11/25/2050	2.500%	9,960,725	1,398,984
Federal Home Loan Mortgage Corp. REMIC(b),(h)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.000%	3,825,130	899,135
Federal National Mortgage Association(b),(h)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.850%	22,067,701	5,037,290
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.850%	4,454,587	735,935
Government National Mortgage Association(b),(h)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.904%	4,203,470	806,925
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.254%	39,072,783	3,428,363
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.954%	5,084,995	1,168,800
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	5.954%	18,114,746	2,999,744
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.054%	2,793,583	605,227
Government National Mortgage Association(h)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	3,776,262	421,475
CMO Series 2019-158 Class PI
12/20/2049	3.500%	7,585,785	783,324
CMO Series 2020-129 Class GI
09/20/2050	3.000%	3,477,078	498,584
CMO Series 2020-129 Class YI
09/20/2050	2.500%	4,467,201	532,775
CMO Series 2020-138 Class JI
09/20/2050	2.500%	5,977,812	807,535
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,984,585	524,973
Government National Mortgage Association TBA(e)
12/21/2050	2.500%	30,000,000	31,613,834
Uniform Mortgage-Backed Security TBA(e)
12/14/2050	2.000%	34,500,000	35,831,671
12/14/2050	2.500%	37,000,000	38,769,263
12/14/2050	3.000%	28,000,000	29,250,156
Total Residential Mortgage-Backed Securities - Agency (Cost $156,057,239)			157,428,652

Residential Mortgage-Backed Securities - Non-Agency 13.9%

Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	700,000	717,438

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	9

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Koitere Fund Trust(a),(g)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	1,892,927	1,902,581
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	1,938,456	1,953,026
Bayview Opportunity Master Fund Trust(a),(g)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	218,537	217,906
Bellemeade Re Ltd(a),(b)
Subordinated CMO Series 2020-1A Class B1
1-month USD LIBOR + 4.400% 06/25/2030	4.572%	800,000	810,218
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.750%	3,910,209	3,870,822
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.900%	1,500,000	1,498,293
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.650%	200,000	196,699
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.150%	1,700,000	1,753,513
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	5.000%	650,000	657,310
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,886,772
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,478,666
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	959,717
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	301,392
CMO Series 2020-NQM1 Class B2
05/25/2060	5.697%	430,000	408,951
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.900%	370,000	356,672
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,449,723
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	211,871
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.400%	1,600,000	1,306,147
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.300%	593,646	574,986
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.498%	1,933,839	1,939,966
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class B1
12/25/2057	4.340%	500,000	511,325
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class B2
05/25/2065	5.869%	600,000	606,805
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.850%	1,825,512	1,816,933
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.950%	481,252	478,984
Federal Home Loan Mortgage Corp.(a),(b)
CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.400%	2,400,000	2,470,575
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.900%	1,000,000	1,044,178
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	4,000,000	3,861,115
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.150%	1,600,000	1,680,766
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.250%	2,000,000	2,057,406

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.491%	1,800,000	1,878,647
GCAT Trust(a),(g)
Subordinated CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	586,663
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.050%	2,000,000	1,993,408
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	5,000,000	4,935,097
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.394%	1,200,000	1,216,713
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,500,000	1,499,995
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	700,000	700,457
LVII Trust(a),(d),(g)
Subordinated CMO Series 2020-1 Class B1
05/25/2060	5.000%	1,900,000	1,770,562
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	1,941,324	1,942,963
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.393%	1,000,000	1,001,041
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	2,877,528	2,848,752
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.152%	1,427,360	1,351,922
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.902%	1,306,819	1,256,618
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.000%	2,750,000	2,693,767
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.800%	4,250,000	4,116,398
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	1,500,000	1,477,645
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2020-NPL2 Class A2
02/27/2060	6.170%	300,000	301,602
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	1,950,261	1,960,112
PRPM LLC(a),(g)
CMO Series 2020-1A Class A2
02/25/2025	3.967%	2,250,000	2,180,259
Radnor RE Ltd.(a),(b)
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.746%	600,000	606,138
RCO V Mortgage LLC(a),(g)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	3,335,990	3,338,140
CMO Series 2020-1 Class A2
09/25/2025	5.389%	900,000	900,580
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	703,369
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.900%	2,000,000	1,963,688
Stonnington Mortgage Trust(a),(c),(d),(g)
CMO Series 2020-1 Class A
07/28/2024	5.500%	1,552,606	1,552,606
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	1,000,000	1,007,212
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.647%	1,000,000	1,007,954

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	11

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.747%	1,000,000	1,002,682
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	453,673	453,304
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	830,956	832,621
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	1,500,000	1,465,999
Vericrest Opportunity Loan Trust LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	1,500,000	1,486,916
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	150,000	154,107
CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	150,000	151,346
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	550,000	581,829
Verus Securitization Trust(a),(g)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,250,000	1,249,997
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,196,132
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	505,949
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	327,000	334,728
Visio Trust(a),(g)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	97,195
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	194,104
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	814,800
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $101,210,928)			104,294,773

Treasury Bills 18.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 18.2%
U.S. Treasury Bills(i)
03/25/2021	0.090%	67,000,000	66,981,481
U.S. Treasury Bills
09/09/2021	0.100%	69,000,000	68,947,363
Total			135,928,844
Total Treasury Bills (Cost $135,912,314)			135,928,844

Options Purchased Puts 0.2%
Value ($)
(Cost $2,461,200)	1,401,053

Money Market Funds 39.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(j),(k)	297,866,057	297,836,270
Total Money Market Funds (Cost $297,856,379)		297,836,270
Total Investments in Securities (Cost: $808,309,106)		810,603,852
Other Assets & Liabilities, Net		(63,340,316)
Net Assets		747,263,536

At November 30, 2020, securities and/or cash totaling $89,471,374 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
51,417,000 EUR	60,839,782 USD	Citi	12/02/2020	—	(493,013)
38,265,000 NOK	4,258,568 USD	Citi	12/02/2020	—	(42,852)
89,420,000 NZD	61,108,466 USD	Citi	12/02/2020	—	(1,592,823)
61,599,404 USD	588,655,000 NOK	Citi	12/02/2020	4,572,090	—
61,649,904 USD	89,420,000 NZD	Citi	12/02/2020	1,051,385	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
77,817,500 AUD	55,987,595 USD	Citi	12/16/2020	—	(1,144,501)
100,000 BRL	18,993 USD	Citi	12/16/2020	331	—
137,024,334 BRL	24,653,435 USD	Citi	12/16/2020	—	(918,425)
92,726,000 CAD	70,433,912 USD	Citi	12/16/2020	—	(974,675)
1,308,000 CHF	1,442,799 USD	Citi	12/16/2020	2,504	—
21,006,000 CHF	22,969,878 USD	Citi	12/16/2020	—	(160,725)
2,088,947,000 CLP	2,755,106 USD	Citi	12/16/2020	12,423	—
9,981,818,000 CLP	12,752,032 USD	Citi	12/16/2020	—	(353,596)
54,061,500 CNH	8,222,783 USD	Citi	12/16/2020	20,990	—
48,743,000 CNH	7,202,418 USD	Citi	12/16/2020	—	(192,493)
58,961,822,000 COP	15,519,960 USD	Citi	12/16/2020	—	(864,764)
163,900,000 CZK	7,103,576 USD	Citi	12/16/2020	—	(345,940)
1,003,751 EUR	1,202,751 USD	Citi	12/16/2020	4,785	—
119,945,249 EUR	141,485,924 USD	Citi	12/16/2020	—	(1,667,457)
2,739,500 GBP	3,672,458 USD	Citi	12/16/2020	19,245	—
74,437,500 GBP	96,771,903 USD	Citi	12/16/2020	—	(2,492,947)
687,235,000 HUF	2,301,392 USD	Citi	12/16/2020	16,069	—
2,556,314,000 HUF	8,333,447 USD	Citi	12/16/2020	—	(167,289)
81,900,000,000 IDR	5,506,973 USD	Citi	12/16/2020	—	(277,705)
11,100,000 ILS	3,251,815 USD	Citi	12/16/2020	—	(104,016)
376,055,750 INR	5,086,971 USD	Citi	12/16/2020	16,071	—
267,793,000 INR	3,591,335 USD	Citi	12/16/2020	—	(19,703)
5,414,651,000 JPY	52,130,806 USD	Citi	12/16/2020	246,461	—
2,046,354,000 JPY	19,391,786 USD	Citi	12/16/2020	—	(216,816)
5,984,092,750 KRW	5,411,532 USD	Citi	12/16/2020	8,656	—
20,361,062,500 KRW	17,951,523 USD	Citi	12/16/2020	—	(431,931)
116,429,250 MXN	5,786,882 USD	Citi	12/16/2020	34,963	—
886,052,250 MXN	41,403,154 USD	Citi	12/16/2020	—	(2,370,216)
83,735,500 NOK	9,520,139 USD	Citi	12/16/2020	106,282	—
481,709,500 NOK	52,223,884 USD	Citi	12/16/2020	—	(1,931,691)
11,075,625 NZD	7,780,181 USD	Citi	12/16/2020	13,695	—
99,415,125 NZD	67,596,049 USD	Citi	12/16/2020	—	(2,116,146)
151,000,000 PHP	3,104,015 USD	Citi	12/16/2020	—	(33,238)
16,470,000 PLN	4,446,433 USD	Citi	12/16/2020	57,751	—
16,467,500 PLN	4,315,242 USD	Citi	12/16/2020	—	(72,774)
84,000,000 RUB	1,105,013 USD	Citi	12/16/2020	6,925	—
142,000,000 RUB	1,826,761 USD	Citi	12/16/2020	—	(29,531)
226,162,000 SEK	26,071,781 USD	Citi	12/16/2020	—	(308,025)
16,790,000 SGD	12,345,685 USD	Citi	12/16/2020	—	(173,509)
144,625,000 TWD	5,081,692 USD	Citi	12/16/2020	7,368	—
28,925,000 TWD	1,014,410 USD	Citi	12/16/2020	—	(455)
43,332,501 USD	59,788,250 AUD	Citi	12/16/2020	562,870	—
9,028,887 USD	12,232,500 AUD	Citi	12/16/2020	—	(48,023)
17,554,750 USD	96,901,000 BRL	Citi	12/16/2020	529,183	—
9,459,023 USD	50,172,000 BRL	Citi	12/16/2020	—	(95,786)
70,891,543 USD	92,726,000 CAD	Citi	12/16/2020	517,044	—
16,398,106 USD	14,926,000 CHF	Citi	12/16/2020	37,550	—
8,156,275 USD	7,388,000 CHF	Citi	12/16/2020	—	(21,033)
7,634,121 USD	5,908,660,000 CLP	Citi	12/16/2020	123,654	—
7,603,098 USD	5,763,813,999 CLP	Citi	12/16/2020	—	(35,499)
17,779,620 USD	120,819,000 CNH	Citi	12/16/2020	550,106	—
10,786,012 USD	39,490,995,124 COP	Citi	12/16/2020	188,022	—
1,805,499 USD	6,490,275,625 COP	Citi	12/16/2020	—	(1,936)
6,061,594 USD	134,275,000 CZK	Citi	12/16/2020	41,419	—
1,355,138 USD	29,625,000 CZK	Citi	12/16/2020	—	(8,635)
127,883,512 USD	107,882,125 EUR	Citi	12/16/2020	872,659	—
15,671,506 USD	13,066,875 EUR	Citi	12/16/2020	—	(76,329)
76,525,116 USD	58,394,000 GBP	Citi	12/16/2020	1,345,200	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	13

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,084,139 USD	18,783,000 GBP	Citi	12/16/2020	—	(36,392)
6,952,937 USD	2,143,549,000 HUF	Citi	12/16/2020	175,195	—
3,684,938 USD	1,100,000,000 HUF	Citi	12/16/2020	—	(27,011)
3,604,000 USD	51,187,500,000 IDR	Citi	12/16/2020	11,424	—
723,143 USD	10,237,500,000 IDR	Citi	12/16/2020	—	(58)
1,774,279 USD	5,950,000 ILS	Citi	12/16/2020	24,567	—
7,094,489 USD	529,814,000 INR	Citi	12/16/2020	49,755	—
4,041,678 USD	298,351,000 INR	Citi	12/16/2020	—	(18,583)
56,615,756 USD	5,962,417,000 JPY	Citi	12/16/2020	517,400	—
14,438,307 USD	1,498,588,000 JPY	Citi	12/16/2020	—	(78,516)
27,660,928 USD	32,329,248,000 KRW	Citi	12/16/2020	1,528,277	—
56,909,829 USD	1,225,590,000 MXN	Citi	12/16/2020	3,637,621	—
161,547 USD	3,250,000 MXN	Citi	12/16/2020	—	(988)
61,660,539 USD	565,445,000 NOK	Citi	12/16/2020	1,908,892	—
88,718,842 USD	132,642,000 NZD	Citi	12/16/2020	4,292,810	—
3,093,251 USD	151,000,000 PHP	Citi	12/16/2020	44,003	—
8,059,432 USD	31,066,000 PLN	Citi	12/16/2020	218,576	—
1,226,979 USD	4,592,000 PLN	Citi	12/16/2020	—	(3,371)
1,033,908 USD	80,000,000 RUB	Citi	12/16/2020	11,890	—
1,912,705 USD	146,000,000 RUB	Citi	12/16/2020	—	(4,124)
23,415,808 USD	208,124,500 SEK	Citi	12/16/2020	860,082	—
2,127,033 USD	18,037,500 SEK	Citi	12/16/2020	—	(23,117)
9,414,355 USD	12,640,000 SGD	Citi	12/16/2020	10,458	—
3,103,636 USD	4,150,000 SGD	Citi	12/16/2020	—	(9,255)
6,865,417 USD	199,400,000 TWD	Citi	12/16/2020	130,747	—
1,129,733 USD	32,000,000 TWD	Citi	12/16/2020	—	(6,978)
12,696,251 USD	213,304,000 ZAR	Citi	12/17/2020	1,047,606	—
63,473,000 ZAR	4,127,441 USD	Citi	12/17/2020	37,673	—
149,831,000 ZAR	8,922,145 USD	Citi	12/17/2020	—	(731,945)
60,721,000 EUR	72,927,985 USD	Citi	01/13/2021	394,823	—
72,708,506 USD	640,322,000 NOK	Citi	01/13/2021	—	(711,703)
597,000 AUD	439,676 USD	Citi	03/17/2021	1,083	—
28,229,750 AUD	20,623,311 USD	Citi	03/17/2021	—	(115,957)
1,359,000 BRL	255,710 USD	Citi	03/17/2021	2,691	—
57,561,000 CAD	44,099,729 USD	Citi	03/17/2021	—	(242,374)
13,665,000 CHF	15,062,551 USD	Citi	03/17/2021	—	(27,519)
1,045,790,999 CLP	1,378,243 USD	Citi	03/17/2021	2,738	—
3,051,582,000 CLP	3,972,840 USD	Citi	03/17/2021	—	(40,839)
604,000 CNH	91,161 USD	Citi	03/17/2021	143	—
6,490,275,625 COP	1,798,357 USD	Citi	03/17/2021	1,803	—
32,451,378,124 COP	8,865,667 USD	Citi	03/17/2021	—	(117,101)
32,125,000 CZK	1,470,855 USD	Citi	03/17/2021	9,405	—
109,275,000 CZK	4,934,573 USD	Citi	03/17/2021	—	(36,633)
1,530,000 EUR	1,837,803 USD	Citi	03/17/2021	7,701	—
7,708,000 EUR	9,178,877 USD	Citi	03/17/2021	—	(41,011)
31,927,000 GBP	42,662,780 USD	Citi	03/17/2021	58,548	—
6,267,000 GBP	8,316,220 USD	Citi	03/17/2021	—	(46,630)
400,952,000 HUF	1,322,907 USD	Citi	03/17/2021	—	(9,653)
10,237,500,000 IDR	717,864 USD	Citi	03/17/2021	1,505	—
51,187,500,000 IDR	3,576,917 USD	Citi	03/17/2021	—	(4,877)
5,150,000 ILS	1,537,497 USD	Citi	03/17/2021	—	(21,063)
10,116,000 MXN	498,130 USD	Citi	03/17/2021	3,209	—
4,550,000 MXN	221,232 USD	Citi	03/17/2021	—	(1,375)
155,670,000 NOK	17,282,810 USD	Citi	03/17/2021	—	(220,267)
30,000,000 PHP	618,943 USD	Citi	03/17/2021	—	(2,101)
1,700,000 PLN	454,909 USD	Citi	03/17/2021	1,698	—
2,300,000 PLN	610,081 USD	Citi	03/17/2021	—	(3,088)
87,000,000 RUB	1,129,838 USD	Citi	03/17/2021	1,940	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,037,500 SEK	2,130,330 USD	Citi	03/17/2021	23,605	—
18,037,500 SEK	2,100,951 USD	Citi	03/17/2021	—	(5,775)
4,150,000 SGD	3,104,081 USD	Citi	03/17/2021	9,248	—
12,450,000 SGD	9,276,920 USD	Citi	03/17/2021	—	(7,577)
616,718 USD	844,500 AUD	Citi	03/17/2021	3,703	—
3,883,509 USD	20,948,666 BRL	Citi	03/17/2021	16,719	—
1,665,307 USD	8,898,000 BRL	Citi	03/17/2021	—	(8,675)
7,916,768 USD	10,240,000 CAD	Citi	03/17/2021	—	(28,386)
1,686,997 USD	1,295,000,000 CLP	Citi	03/17/2021	16,288	—
1,368,483 USD	1,037,500,000 CLP	Citi	03/17/2021	—	(3,882)
11,593,475 USD	76,764,500 CNH	Citi	03/17/2021	—	(25,593)
355,319 USD	1,300,000,000 COP	Citi	03/17/2021	4,530	—
3,584,934 USD	3,011,249 EUR	Citi	03/17/2021	16,957	—
1,304,151 USD	1,085,751 EUR	Citi	03/17/2021	—	(5,435)
1,737,009 USD	528,765,000 HUF	Citi	03/17/2021	20,337	—
3,325,674 USD	249,408,000 INR	Citi	03/17/2021	6,848	—
881,217 USD	65,912,750 INR	Citi	03/17/2021	—	(509)
5,051,678 USD	527,272,000 JPY	Citi	03/17/2021	7,513	—
53,283,468 USD	5,525,967,000 JPY	Citi	03/17/2021	—	(261,644)
10,782,624 USD	12,002,980,500 KRW	Citi	03/17/2021	40,296	—
5,557,482 USD	6,147,134,750 KRW	Citi	03/17/2021	—	(14,697)
5,693,813 USD	116,974,250 MXN	Citi	03/17/2021	29,102	—
5,822,843 USD	118,345,250 MXN	Citi	03/17/2021	—	(32,853)
51,579,466 USD	74,301,125 NZD	Citi	03/17/2021	525,177	—
16,020,080 USD	22,801,625 NZD	Citi	03/17/2021	—	(30,140)
824,873 USD	40,000,000 PHP	Citi	03/17/2021	3,186	—
1,332,758 USD	5,027,500 PLN	Citi	03/17/2021	7,548	—
83,014 USD	311,000 PLN	Citi	03/17/2021	—	(103)
194,887 USD	15,000,000 RUB	Citi	03/17/2021	—	(422)
6,194,543 USD	173,550,000 TWD	Citi	03/17/2021	—	(19,225)
2,807,691 USD	43,569,000 ZAR	Citi	03/17/2021	—	(30,887)
3,500,000 ZAR	223,951 USD	Citi	03/17/2021	884	—
1,300,000 ZAR	82,560 USD	Citi	03/17/2021	—	(294)
83,743,000 AUD	61,240,921 USD	Goldman Sachs	12/02/2020	—	(230,629)
46,377,000 GBP	61,157,535 USD	Goldman Sachs	12/02/2020	—	(669,974)
6,402,927,000 JPY	61,105,144 USD	Goldman Sachs	12/02/2020	—	(225,574)
61,152,907 USD	83,743,000 AUD	Goldman Sachs	12/02/2020	318,643	—
924,134 USD	692,000 GBP	Goldman Sachs	12/02/2020	—	(1,594)
61,029,080 USD	6,402,927,000 JPY	Goldman Sachs	12/02/2020	301,638	—
54,457,000 GBP	72,832,153 USD	Goldman Sachs	01/13/2021	183,803	—
56,609,000 CHF	61,630,815 USD	Morgan Stanley	12/02/2020	—	(662,444)
52,567,000 EUR	61,193,770 USD	Morgan Stanley	12/02/2020	—	(1,510,803)
6,344,818,000 JPY	60,909,026 USD	Morgan Stanley	12/02/2020	134,907	—
61,400,387 USD	55,894,000 CHF	Morgan Stanley	12/02/2020	106,078	—
789,560 USD	715,000 CHF	Morgan Stanley	12/02/2020	—	(2,765)
62,259,261 USD	52,567,000 EUR	Morgan Stanley	12/02/2020	445,312	—
51,350,000 AUD	37,141,930 USD	Morgan Stanley	12/16/2020	—	(558,242)
23,050,000 CAD	17,476,581 USD	Morgan Stanley	12/16/2020	—	(274,297)
1,950,000 CHF	2,140,900 USD	Morgan Stanley	12/16/2020	—	(6,328)
1,050,000 EUR	1,233,175 USD	Morgan Stanley	12/16/2020	—	(19,989)
17,700,000 GBP	23,470,719 USD	Morgan Stanley	12/16/2020	—	(132,812)
1,015,000,000 JPY	9,738,445 USD	Morgan Stanley	12/16/2020	12,497	—
115,000,000 JPY	1,096,427 USD	Morgan Stanley	12/16/2020	—	(5,527)
137,750,000 NOK	15,264,191 USD	Morgan Stanley	12/16/2020	—	(222,177)
24,700,000 NZD	16,524,757 USD	Morgan Stanley	12/16/2020	—	(795,457)
127,500,000 SEK	14,677,571 USD	Morgan Stanley	12/16/2020	—	(194,182)
11,514,798 USD	15,800,000 AUD	Morgan Stanley	12/16/2020	85,255	—
4,535,455 USD	5,900,000 CAD	Morgan Stanley	12/16/2020	8,154	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	15

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,310,553 USD	1,200,000 CHF	Morgan Stanley	12/16/2020	10,818	—
25,218,148 USD	22,900,000 CHF	Morgan Stanley	12/16/2020	—	(1,981)
26,237,145 USD	22,100,000 EUR	Morgan Stanley	12/16/2020	138,971	—
4,707,493 USD	3,650,000 GBP	Morgan Stanley	12/16/2020	159,902	—
19,527,940 USD	2,075,000,000 JPY	Morgan Stanley	12/16/2020	355,154	—
12,010,313 USD	108,750,000 NOK	Morgan Stanley	12/16/2020	215,767	—
10,964,847 USD	15,950,000 NZD	Morgan Stanley	12/16/2020	219,664	—
38,445,926 USD	335,750,000 SEK	Morgan Stanley	12/16/2020	716,356	—
150,231,000 SEK	17,430,415 USD	Morgan Stanley	12/18/2020	—	(93,760)
7,586,320,000 JPY	72,873,079 USD	Morgan Stanley	01/13/2021	136,816	—
81,944,000 CAD	63,331,175 USD	UBS	12/02/2020	234,232	—
80,000 CAD	61,207 USD	UBS	12/02/2020	—	(394)
20,528,000 SEK	2,394,089 USD	UBS	12/02/2020	683	—
3,352,000 SEK	388,683 USD	UBS	12/02/2020	—	(2,134)
61,794,018 USD	82,024,000 CAD	UBS	12/02/2020	1,364,525	—
61,700,684 USD	549,815,000 SEK	UBS	12/02/2020	2,403,480	—
72,831,083 USD	94,203,000 CAD	UBS	01/13/2021	—	(271,570)
72,840,077 USD	617,721,000 SEK	UBS	01/13/2021	—	(742,927)
Total				34,244,560	(29,468,683)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	546	12/2020	AUD	81,205,477	243,632	—
Australian 3-Year Bond	190	12/2020	AUD	22,313,241	41,866	—
Bist 30 Index	3,604	12/2020	TRY	51,969,680	634,869	—
Canadian Government 10-Year Bond	139	03/2021	CAD	20,688,760	16,892	—
Canadian Government 10-Year Bond	268	03/2021	CAD	39,889,120	—	(31,604)
Coffee	30	03/2021	USD	1,387,125	53,835	—
Copper	4	12/2020	USD	757,375	64,434	—
Copper	14	03/2021	USD	2,654,400	—	(1,925)
Copper	45	03/2021	USD	3,867,750	174,127	—
Corn	286	03/2021	USD	6,091,800	62,431	—
DAX Index	25	12/2020	EUR	8,332,500	116,292	—
DAX Index	22	12/2020	EUR	7,332,600	—	(6,358)
DJIA Index E-mini	9	12/2020	USD	1,333,305	182	—
EURO STOXX 50 Index	33	12/2020	EUR	1,156,650	78,029	—
Euro-Bobl	1	12/2020	EUR	135,400	—	(45)
Euro-OAT	22	12/2020	EUR	3,735,820	—	(9,711)
FTSE 100 Index	109	12/2020	GBP	6,858,825	406,808	—
FTSE China A50 Index	51	12/2020	USD	852,567	11,347	—
FTSE Taiwan Index	86	12/2020	USD	4,088,440	—	(24,244)
FTSE/JSE Top 40 Index	242	12/2020	ZAR	126,919,320	273,908	—
FTSE/MIB Index	148	12/2020	EUR	16,320,700	2,455,217	—
FTSE/MIB Index	20	12/2020	EUR	2,205,500	272,254	—
Hang Seng Index	79	12/2020	HKD	104,406,400	—	(199,603)
H-Shares Index	23	12/2020	HKD	12,164,700	—	(5,555)
KOSPI 200 Index	87	12/2020	KRW	7,552,687,500	610,196	—
Lean Hogs	106	12/2020	USD	2,865,180	143,428	—
Live Cattle	9	12/2020	USD	396,630	—	(2,164)
Long Gilt	252	03/2021	GBP	33,815,880	19,613	—
MSCI EAFE Index	3	12/2020	USD	304,950	12,431	—
MSCI Emerging Markets Index	82	12/2020	USD	4,929,430	364,180	—
NASDAQ 100 Index E-mini	9	12/2020	USD	2,209,860	54,932	—
Nikkei 225 Index	16	12/2020	JPY	423,360,000	261,654	—
NY Harbor ULSD Heat Oil	2	12/2020	USD	115,198	8,370	—
Primary Aluminum	4	12/2020	USD	204,225	5,713	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Primary Aluminum	24	03/2021	USD	1,227,600	20,204	—
RBOB Gasoline	107	12/2020	USD	5,579,750	178,772	—
RBOB Gasoline	2	12/2020	USD	104,294	4,406	—
Russell 2000 Index E-mini	12	12/2020	USD	1,092,060	82,436	—
S&P 500 Index E-mini	507	12/2020	USD	91,848,120	5,805,531	—
S&P 500 Index E-mini	116	12/2020	USD	21,014,560	1,455,562	—
S&P Mid 400 Index E-mini	5	12/2020	USD	1,084,200	78,072	—
S&P/TSX 60 Index	110	12/2020	CAD	22,508,200	816,992	—
S&P/TSX 60 Index	51	12/2020	CAD	10,435,620	547,709	—
S&P/TSX 60 Index	161	12/2020	CAD	32,943,820	466,369	—
SGX CNX Nifty Index	61	12/2020	USD	1,585,146	—	(4,253)
SGX CNX Nifty Index	215	12/2020	USD	5,586,990	—	(35,530)
Silver	25	03/2021	USD	2,824,125	—	(144,935)
Soybean Oil	45	01/2021	USD	1,012,230	45,529	—
Soybean Oil	242	01/2021	USD	5,443,548	—	(119,766)
Sugar #11	280	02/2021	USD	4,550,336	19,819	—
TOPIX Index	17	12/2020	JPY	298,435,000	194,853	—
TOPIX Index	11	12/2020	JPY	193,105,000	180,365	—
U.S. Treasury 10-Year Note	318	03/2021	USD	43,938,656	83,155	—
Wheat	81	03/2021	USD	2,369,250	—	(106,710)
WTI Crude	40	12/2020	USD	1,813,600	167,770	—
Zinc	9	03/2021	USD	628,695	—	(4,020)
Total					16,534,184	(696,423)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(2)	12/2020	JPY	(30,400,000)	226	—
Australian 10-Year Bond	(69)	12/2020	AUD	(10,262,231)	—	(33,325)
Brent Crude	(4)	12/2020	USD	(191,520)	—	(12,825)
CAC40 Index	(75)	12/2020	EUR	(4,131,750)	—	(26,509)
CAC40 Index	(132)	12/2020	EUR	(7,271,880)	—	(72,259)
Corn	(298)	03/2021	USD	(6,347,400)	94,370	—
Cotton	(42)	03/2021	USD	(1,515,150)	—	(10,461)
EURO STOXX 50 Index	(617)	12/2020	EUR	(21,625,850)	—	(1,808,270)
Euro-Bobl	(26)	03/2021	EUR	(3,516,760)	1,846	—
Euro-BTP	(10)	12/2020	EUR	(1,511,600)	—	(2,735)
Euro-Bund	(267)	12/2020	EUR	(46,791,750)	—	(400,288)
Euro-Bund	(466)	12/2020	EUR	(81,666,500)	—	(1,369,225)
Euro-Bund	(8)	03/2021	EUR	(1,420,800)	1,559	—
Euro-OAT	(89)	12/2020	EUR	(15,113,090)	1,640	—
Euro-Schatz	(336)	12/2020	EUR	(37,741,200)	13,235	—
FTSE 100 Index	(303)	12/2020	GBP	(19,066,275)	—	(531,464)
FTSE 100 Index	(281)	12/2020	GBP	(17,681,925)	—	(1,623,877)
FTSE Taiwan Index	(218)	12/2020	USD	(10,363,720)	108,593	—
FTSE/JSE Top 40 Index	(18)	12/2020	ZAR	(9,440,280)	432	—
Gold 100 oz.	(22)	02/2021	USD	(3,917,980)	80,269	—
Hang Seng Index	(7)	12/2020	HKD	(9,251,200)	1,150	—
H-Shares Index	(73)	12/2020	HKD	(38,609,700)	25,944	—
IBEX 35 Index	(96)	12/2020	EUR	(7,740,384)	—	(196,382)
IBEX 35 Index	(192)	12/2020	EUR	(15,480,768)	—	(397,012)
Japanese 10-Year Government Bond	(14)	12/2020	JPY	(2,128,420,000)	—	(16,507)
Japanese 10-Year Government Bond	(55)	12/2020	JPY	(8,361,650,000)	—	(62,099)
KLCI Index	(29)	12/2020	MYR	(2,295,350)	3,321	—
Lead	(1)	03/2021	USD	(51,863)	916	—
Long Gilt	(24)	03/2021	GBP	(3,220,560)	—	(5,550)
Mexican Bosa IPC Index	(27)	12/2020	MXN	(11,270,880)	—	(51,656)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	17

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Mexican Bosa IPC Index	(116)	12/2020	MXN	(48,423,040)	—	(273,860)
MSCI Singapore Index	(187)	12/2020	SGD	(6,003,635)	74,508	—
Natural Gas	(16)	12/2020	USD	(461,120)	—	(14,580)
Natural Gas	(146)	12/2020	USD	(4,207,720)	—	(33,331)
Nickel	(4)	12/2020	USD	(383,832)	—	(21,216)
Nickel	(24)	12/2020	USD	(2,302,992)	—	(31,580)
Nickel	(1)	03/2021	USD	(96,240)	2,025	—
NY Harbor ULSD Heat Oil	(14)	12/2020	USD	(806,383)	—	(27,910)
OMXS30 Index	(202)	12/2020	SEK	(38,637,550)	42,284	—
OMXS30 Index	(140)	12/2020	SEK	(26,778,500)	—	(5,132)
Primary Aluminum	(94)	12/2020	USD	(4,799,288)	—	(304,623)
Soybean	(15)	01/2021	USD	(876,375)	8,225	—
SPI 200 Index	(114)	12/2020	AUD	(18,607,650)	—	(627,483)
SPI 200 Index	(144)	12/2020	AUD	(23,504,400)	—	(1,324,396)
Thai SET50 Index	(609)	12/2020	THB	(110,740,560)	—	(356,594)
TOPIX Index	(38)	12/2020	JPY	(667,090,000)	—	(528,082)
TOPIX Index	(351)	12/2020	JPY	(6,161,805,000)	—	(5,712,400)
U.S. Long Bond	(15)	03/2021	USD	(2,623,594)	—	(5,803)
U.S. Treasury 10-Year Note	(810)	03/2021	USD	(111,919,219)	—	(99,129)
U.S. Treasury 2-Year Note	(255)	03/2021	USD	(56,317,148)	—	(20,949)
U.S. Treasury 5-Year Note	(223)	03/2021	USD	(28,104,969)	—	(30,622)
Wheat	(181)	03/2021	USD	(5,294,250)	169,004	—
WIG 20 Index	(804)	12/2020	PLN	(29,410,320)	49,665	—
WTI Crude	(15)	12/2020	USD	(680,100)	—	(50,650)
Zinc	(56)	12/2020	USD	(3,888,780)	—	(169,866)
Total					679,212	(16,258,650)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	40,000,000	40,000,000	1.00	12/10/2020	468,000	17,316
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	1.00	01/07/2021	700,000	239,270
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	18,000,000	18,000,000	1.00	09/30/2021	313,200	330,682
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	70,000,000	70,000,000	1.25	11/16/2021	980,000	813,785
Total							2,461,200	1,401,053

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month NZD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/14/2022	NZD	49,000,000	124,638	—	—	124,638	—
Fixed rate of 1.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/14/2022	CAD	43,300,000	56,410	—	—	56,410	—
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/21/2022	JPY	17,007,100,000	(60,531)	—	—	—	(60,531)
6-Month AUD BBSW	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/09/2023	AUD	5,000,000	1,389	—	—	1,389	—
3-Month NZD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/15/2023	NZD	272,000,000	836,944	—	—	836,944	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/15/2023	CHF	30,600,000	62,948	—	—	62,948	—
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/15/2023	JPY	16,664,400,000	24,824	—	—	24,824	—
Fixed rate of 0.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/15/2023	CAD	85,100,000	11,708	—	—	11,708	—
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/15/2023	NOK	493,600,000	1,680	—	—	1,680	—
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/15/2023	JPY	16,600,000	(7)	—	—	—	(7)
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/15/2023	CHF	9,000,000	(8,682)	—	—	—	(8,682)
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/15/2023	NOK	679,400,000	(35,711)	—	—	—	(35,711)
Fixed rate of 0.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	03/15/2023	SEK	1,417,000,000	(49,917)	—	—	—	(49,917)
3-Month USD LIBOR	Fixed rate of 0.003%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/17/2023	USD	266,900,000	33,125	—	—	33,125	—
Fixed rate of -0.003%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/17/2023	EUR	64,800,000	21,432	—	—	21,432	—
3-Month USD LIBOR	Fixed rate of 0.003%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/17/2023	USD	183,100,000	(3,346)	—	—	—	(3,346)
Fixed rate of 0.250%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/17/2023	GBP	59,500,000	(43,656)	—	—	—	(43,656)
Fixed rate of 0.000%	6-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	06/08/2023	AUD	135,800,000	23,305	—	—	23,305	—
Fixed rate of 0.000%	6-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	06/08/2023	AUD	19,500,000	(1,547)	—	—	—	(1,547)
Fixed rate of 0.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/14/2023	CAD	22,000,000	—	—	—	—	—
3-Month NZD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/14/2023	NZD	49,300,000	(52,610)	—	—	—	(52,610)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/16/2023	EUR	23,900,000	1,728	—	—	1,728	—
Fixed rate of 0.250%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/16/2023	GBP	191,700,000	(47,290)	—	—	—	(47,290)
3-Month USD LIBOR	Fixed rate of 0.250%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/16/2023	USD	365,500,000	(232,231)	—	—	—	(232,231)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/21/2023	JPY	8,399,300,000	5,755	—	—	5,755	—
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/21/2023	NOK	283,700,000	5,254	—	—	5,254	—
Fixed rate of 0.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	06/21/2023	SEK	78,700,000	(4,526)	—	—	—	(4,526)
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/21/2023	NOK	425,600,000	(7,224)	—	—	—	(7,224)
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/21/2023	CHF	73,100,000	(10,390)	—	—	—	(10,390)
Fixed rate of 0.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/11/2030	NZD	3,900,000	(65,453)	—	—	—	(65,453)
Fixed rate of 1.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/11/2030	NZD	6,800,000	(121,951)	—	—	—	(121,951)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	19

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/18/2030	JPY	220,600,000	904	—	—	904	—
Fixed rate of 0.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/12/2031	NZD	34,100,000	(837,003)	—	—	—	(837,003)
Fixed rate of 1.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/13/2031	AUD	4,500,000	(45,828)	—	—	—	(45,828)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/15/2031	CAD	3,100,000	(460)	—	—	—	(460)
6-Month GBP LIBOR	Fixed rate of 0.500%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/17/2031	GBP	8,300,000	116,149	—	—	116,149	—
6-Month EURIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/17/2031	EUR	1,400,000	5,005	—	—	5,005	—
6-Month EURIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/17/2031	EUR	2,900,000	(4,527)	—	—	—	(4,527)
Fixed rate of 0.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/17/2031	USD	54,100,000	(751,153)	—	—	—	(751,153)
6-Month NOK NIBOR	Fixed rate of 1.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/19/2031	NOK	173,900,000	242,999	—	—	242,999	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/19/2031	JPY	2,620,000,000	33,815	—	—	33,815	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/19/2031	JPY	151,000,000	(15)	—	—	—	(15)
3-Month SEK STIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays Annually	Credit Suisse	03/19/2031	SEK	361,900,000	(26,428)	—	—	—	(26,428)
6-Month CHF LIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/19/2031	CHF	7,300,000	(61,305)	—	—	—	(61,305)
6-Month AUD BBSW	Fixed rate of 1.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/12/2031	AUD	3,200,000	2,386	—	—	2,386	—
Fixed rate of 0.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/16/2031	USD	14,600,000	8,974	—	—	8,974	—
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/16/2031	EUR	4,800,000	4,576	—	—	4,576	—
Fixed rate of 0.500%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/16/2031	GBP	3,400,000	3,504	—	—	3,504	—
6-Month NOK NIBOR	Fixed rate of 1.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/18/2031	NOK	148,700,000	10,934	—	—	10,934	—
3-Month SEK STIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays Annually	Credit Suisse	06/18/2031	SEK	5,400,000	1,113	—	—	1,113	—
6-Month CHF LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/18/2031	CHF	14,600,000	216	—	—	216	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/18/2031	JPY	108,900,000	(749)	—	—	—	(749)
Fixed rate of 1.542%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	10/04/2029	USD	13,277,000	918,978	—	—	918,978	—
3-Month SEK STIBOR	Fixed rate of 0.198%	Receives Quarterly, Pays Annually	Morgan Stanley	10/07/2029	SEK	203,280,000	169,557	—	—	169,557	—
Fixed rate of 1.616%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/05/2029	USD	10,777,000	806,804	—	—	806,804	—
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	12/04/2029	USD	27,410,000	2,620,972	—	—	2,620,972	—
6-Month EURIBOR	Fixed rate of -0.209%	Receives SemiAnnually, Pays Annually	Morgan Stanley	03/04/2030	EUR	54,216,000	(437,791)	—	—	—	(437,791)
6-Month GBP LIBOR	Fixed rate of 0.509%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/01/2030	GBP	12,180,000	(78,264)	—	—	—	(78,264)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.891%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/04/2030	AUD	78,711,000	318,618	—	—	318,618	—
3-Month NZD LIBOR	Fixed rate of 0.640%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/05/2030	NZD	37,538,000	480,430	—	—	480,430	—
6-Month EURIBOR	Fixed rate of -0.226%	Receives SemiAnnually, Pays Annually	Morgan Stanley	08/05/2030	EUR	18,523,000	(100,573)	—	—	—	(100,573)
3-Month NZD LIBOR	Fixed rate of 0.611%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	09/03/2030	NZD	79,639,000	1,269,268	—	—	1,269,268	—
6-Month EURIBOR	Fixed rate of -0.148%	Receives SemiAnnually, Pays Annually	Morgan Stanley	09/03/2030	EUR	11,608,000	(168,795)	—	—	—	(168,795)
6-Month JPY BBA LIBOR	Fixed rate of 0.066%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/03/2030	JPY	9,125,713,000	(262,281)	—	—	—	(262,281)
Fixed rate of 0.723%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	09/03/2030	USD	28,279,000	(272,508)	—	—	—	(272,508)
Fixed rate of 1.048%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	10/01/2030	CAD	85,633,000	(895,549)	—	—	—	(895,549)
3-Month SEK STIBOR	Fixed rate of 0.311%	Receives Quarterly, Pays Annually	Morgan Stanley	10/05/2030	SEK	557,619,000	102,459	—	—	102,459	—
6-Month EURIBOR	Fixed rate of -0.233%	Receives SemiAnnually, Pays Annually	Morgan Stanley	10/05/2030	EUR	31,528,000	(111,335)	—	—	—	(111,335)
Fixed rate of 0.735%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	10/05/2030	USD	40,413,000	(391,010)	—	—	—	(391,010)
Fixed rate of 1.126%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/02/2030	CAD	41,067,000	(225,627)	—	—	—	(225,627)
3-Month SEK STIBOR	Fixed rate of 0.298%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2030	SEK	353,350,000	148,603	—	—	148,603	—
Fixed rate of 0.865%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/04/2030	USD	44,243,000	97,805	—	—	97,805	—
6-Month EURIBOR	Fixed rate of -0.273%	Receives SemiAnnually, Pays Annually	Morgan Stanley	11/04/2030	EUR	38,478,000	72,175	—	—	72,175	—
6-Month JPY BBA LIBOR	Fixed rate of 0.053%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/05/2030	JPY	2,495,000,000	(29,295)	—	—	—	(29,295)
Total							3,201,816	—	—	8,647,384	(5,445,568)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	3,000,000	(482,844)	1,500	—	(704,533)	223,189	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	5,000,000	(804,740)	2,500	—	(1,002,358)	200,118	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	2,000,000	(321,896)	1,000	—	(455,201)	134,305	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	3,500,000	(563,318)	1,750	—	(684,355)	122,787	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	21

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	2,500,000	(402,370)	1,250	—	(516,449)	115,329	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	1,200,000	(193,139)	600	—	(290,463)	97,924	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	2,000,000	(321,896)	1,000	—	(329,063)	8,167	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	750,000	(120,711)	375	—	(127,697)	7,361	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.051	USD	4,000,000	(468,747)	2,000	—	(800,092)	333,345	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.051	USD	1,000,000	(117,187)	500	—	(153,244)	36,557	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.884	USD	3,000,000	(356,640)	1,500	—	(449,928)	94,788	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.884	USD	1,000,000	(118,880)	500	—	(156,015)	37,635	—
Total								(4,272,368)	14,475	—	(5,669,398)	1,411,505	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	3,152,455	16,974	814	—	—	17,788	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	12/16/2020	MXN	2,375,005	1,256	141	—	—	1,397	—
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/16/2020	AUD	500,596	1,078	8	—	—	1,086	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	12/16/2020	MXN	1,569,982	831	93	—	—	924	—
1-Month AUD BBSW plus 0.001%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/16/2020	AUD	309,579	667	5	—	—	672	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Canada Net Return CAD Index	1-Month CAD Canada Bankers’ Acceptances minus 0.005%	Monthly	JPMorgan	12/16/2020	CAD	7,003	93	—	—	—	93	—
Total return on MSCI Canada Net Return CAD Index	1-Month CAD Canada Bankers’ Acceptances minus 0.005%	Monthly	JPMorgan	12/16/2020	CAD	7,003	93	—	—	—	93	—
Total return on MSCI Canada Net Return CAD Index	1-Month CAD Canada Bankers’ Acceptances minus 0.005%	Monthly	JPMorgan	12/16/2020	CAD	7,003	93	—	—	—	93	—
Total return on MSCI Canada Net Return CAD Index	1-Month CAD Canada Bankers’ Acceptances minus 0.005%	Monthly	JPMorgan	12/16/2020	CAD	7,003	93	—	—	—	93	—
Total return on MSCI Canada Net Return CAD Index	1-Month CAD Canada Bankers’ Acceptances minus 0.005%	Monthly	JPMorgan	12/16/2020	CAD	7,003	93	—	—	—	93	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	23

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	12/16/2020	EUR	304	2	—	—	—	2	—
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	90,019	(255)	—	—	—	—	(255)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	90,019	(255)	—	—	—	—	(255)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	90,019	(255)	—	—	—	—	(255)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	90,019	(255)	—	—	—	—	(255)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	90,019	(255)	—	—	—	—	(255)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	90,019	(255)	—	—	—	—	(255)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR minus 0.001%	Monthly	JPMorgan	12/16/2020	HKD	630,136	(1,785)	—	—	—	—	(1,785)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.006%	Monthly	JPMorgan	12/16/2020	BRL	2,461,305	(1,825)	(154)	—	—	—	(1,979)
1-Month EURIBOR minus 0.003%	Total return on MSCI SPAIN NR	Monthly	JPMorgan	12/16/2020	EUR	152,217	(2,593)	(51)	—	—	—	(2,644)
1-Month EURIBOR minus 0.003%	Total return on MSCI SPAIN NR	Monthly	JPMorgan	12/16/2020	EUR	471,591	(8,033)	(158)	—	—	—	(8,191)
1-Month EURIBOR minus 0.003%	Total return on MSCI SPAIN NR	Monthly	JPMorgan	12/16/2020	EUR	528,189	(8,997)	(177)	—	—	—	(9,174)
1-Month SGD SOR minus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/16/2020	SGD	1,450,037	(9,427)	89	—	—	—	(9,338)
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/17/2020	ZAR	4,876,645	6,964	344	—	—	7,308	—
Total							(5,935)	954	—	—	29,660	(34,641)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn Mar 21	Citi	03/2021	USD	1,469,700	—	—	25,221	—
Ibovespa Index Dec 20	Citi	12/2020	BRL	4,913,685	—	—	91,616	—
KOSPI 200 Index Dec 20	Citi	12/2020	KRW	5,208,750,000	—	—	435,684	—
SGX Nifty Index Dec 20	Citi	12/2020	USD	(181,902)	—	—	—	(304)
Soybean Jan 21	Citi	01/2021	USD	2,629,125	—	—	258,173	—
Soybean Meal Jan 21	Citi	01/2021	USD	(78,100)	—	—	38	—
Soybean Oil Jan 21	Citi	01/2021	USD	1,304,652	—	—	45,799	—
TAIEX Index Dec 20	Citi	12/2020	TWD	21,952,000	—	—	9,383	—
Wheat Mar 21	Citi	03/2021	USD	175,500	—	—	—	(5,899)
WIG 20 Index Dec 20	Citi	12/2020	PLN	(36,580)	—	—	—	(468)
Hang Seng Index Dec 20	JPMorgan	12/2020	HKD	42,291,200	—	—	—	(36,308)
H-Shares Index Dec 20	JPMorgan	12/2020	HKD	13,751,400	—	—	—	(9,817)
KOSPI 200 Index Dec 20	JPMorgan	12/2020	KRW	173,625,000	—	—	14,012	—
SGX Nifty Index Dec 20	JPMorgan	12/2020	USD	(1,299,300)	—	—	1,151	—
TAIEX Index Dec 20	JPMorgan	12/2020	TWD	235,984,000	—	—	128,497	—
Bist 30 Index Dec 20	Morgan Stanley	12/2020	TRY	2,537,920	—	—	—	(2,278)
Hang Seng Index Dec 20	Morgan Stanley	12/2020	HKD	51,542,400	—	—	—	(73,602)
H-Shares Index Dec 20	Morgan Stanley	12/2020	HKD	25,387,200	—	—	—	(23,068)
Ibovespa Index Dec 20	Morgan Stanley	12/2020	BRL	39,200,287	—	—	382,480	—
KOSPI 200 Index Dec 20	Morgan Stanley	12/2020	KRW	694,500,000	—	—	61,051	—
KOSPI 200 Index Dec 20	Morgan Stanley	12/2020	KRW	(5,729,625,000)	—	—	—	(529,992)
SGX Nifty Index Dec 20	Morgan Stanley	12/2020	USD	(25,986)	—	—	153	—
Swiss Market Index Dec 20	Morgan Stanley	12/2020	CHF	(11,136,360)	—	—	—	(74,558)
Swiss Market Index DEC 20	Morgan Stanley	12/2020	CHF	11,556,600	—	—	—	(5,736)
TAIEX Index Dec 20	Morgan Stanley	12/2020	TWD	49,392,000	—	—	26,444	—
Total					—	—	1,479,702	(762,030)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.113%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.487%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.239%
3-Month NZD LIBOR	London Interbank Offered Rate	0.250%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.112%)
3-Month USD LIBOR	London Interbank Offered Rate	0.228%
6-Month AUD BBSW	Bank Bill Swap Rate	0.020%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.508%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.064%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.064%)
1-Month AUD BBSW	Bank Bill Swap Rate	0.020%
1-Month EURIBOR	Euro Interbank Offered Rate	(0.551%)
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	3.417%
6-Month CHF LIBOR	London Interbank Offered Rate	(0.732%)
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.430%
1-Month SGD SOR	Swap Offer Rate	0.250%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	25

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.238%
Overnight BRL CDI	Interbank Certificate of Deposit	0.767%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $215,382,237, which represents 28.82% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $10,994,348, which represents 1.47% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	297,998,586	267,592,998	(267,691,981)	(63,333)	297,836,270	4,983	259,556	297,866,057
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Currency Legend  (continued)
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	27

Consolidated Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	48,570,842	14,327,924	62,898,766
Commercial Mortgage-Backed Securities - Agency	—	1,316,810	—	1,316,810
Commercial Mortgage-Backed Securities - Non-Agency	—	49,498,684	—	49,498,684
Residential Mortgage-Backed Securities - Agency	—	157,428,652	—	157,428,652
Residential Mortgage-Backed Securities - Non-Agency	—	98,122,853	6,171,920	104,294,773
Treasury Bills	135,928,844	—	—	135,928,844
Options Purchased Puts	—	1,401,053	—	1,401,053
Money Market Funds	297,836,270	—	—	297,836,270
Total Investments in Securities	433,765,114	356,338,894	20,499,844	810,603,852
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	34,244,560	—	34,244,560
Futures Contracts	17,213,396	—	—	17,213,396
Swap Contracts	—	11,568,251	—	11,568,251
Liability
Forward Foreign Currency Exchange Contracts	—	(29,468,683)	—	(29,468,683)
Futures Contracts	(16,955,073)	—	—	(16,955,073)
Swap Contracts	—	(6,242,239)	—	(6,242,239)
Total	434,023,437	366,440,783	20,499,844	820,964,064
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2020 ($)
Asset-Backed Securities — Non-Agency	4,443,161	25,613	3,428	(50,176)	11,898,700	(1,992,802)	-	-	14,327,924
Residential Mortgage-Backed Securities — Non-Agency	6,092,951	46,403	1	592,319	3,769,657	(945,023)	-	(3,384,388)	6,171,920
Total	10,536,112	72,016	3,429	542,143	15,668,357	(2,937,825)	—	(3,384,388)	20,499,844
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2020 was $495,735, which is comprised of Asset-Backed Securities - Non Agency of $(96,584) and Residential Mortgage-Backed Securities - Non Agency of $592,319.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Statement of Assets and Liabilities
November 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $507,991,527)	$511,366,529
Affiliated issuers (cost $297,856,379)	297,836,270
Options purchased (cost $2,461,200)	1,401,053
Cash	230,728
Foreign currency (cost $6,874,208)	6,888,718
Cash collateral held at broker for:
Swap contracts	9,617,000
Other(a)	4,530,000
Margin deposits on:
Futures contracts	36,550,645
Swap contracts	14,111,339
Unrealized appreciation on forward foreign currency exchange contracts	34,244,560
Unrealized appreciation on swap contracts	2,920,867
Receivable for:
Investments sold	837,312
Investments sold on a delayed delivery basis	62,263,052
Capital shares sold	1,489,142
Dividends	30,722
Interest	784,246
Variation margin for futures contracts	5,144,326
Variation margin for swap contracts	4,215,923
Expense reimbursement due from Investment Manager	8,005
Prepaid expenses	2,767
Trustees’ deferred compensation plan	55,603
Other assets	5,242
Total assets	994,534,049
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	29,468,683
Unrealized depreciation on swap contracts	796,671
Upfront receipts on swap contracts	5,669,398
Cash collateral due to broker for:
Swap contracts	1,580,000
Other(a)	1,640,000
Payable for:
Investments purchased	2,535,810
Investments purchased on a delayed delivery basis	198,626,317
Capital shares purchased	428,770
Variation margin for futures contracts	3,826,886
Variation margin for swap contracts	2,451,155
Management services fees	58,761
Distribution and/or service fees	61
Transfer agent fees	64,005
Compensation of board members	611
Compensation of chief compliance officer	37
Other expenses	67,745
Trustees’ deferred compensation plan	55,603
Total liabilities	247,270,513
Net assets applicable to outstanding capital stock	$747,263,536
Represented by
Paid in capital	858,860,790
Total distributable earnings (loss)	(111,597,254)
Total - representing net assets applicable to outstanding capital stock	$747,263,536
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	29

Consolidated Statement of Assets and Liabilities  (continued)
November 30, 2020 (Unaudited)
Class A
Net assets	$2,147,009
Shares outstanding	74,135
Net asset value per share	$28.96
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.73
Advisor Class
Net assets	$173,911
Shares outstanding	5,937
Net asset value per share	$29.29
Class C
Net assets	$204,481
Shares outstanding	7,295
Net asset value per share	$28.03
Institutional Class
Net assets	$731,565,004
Shares outstanding	25,020,717
Net asset value per share	$29.24
Institutional 2 Class
Net assets	$1,030,355
Shares outstanding	35,076
Net asset value per share	$29.37
Institutional 3 Class
Net assets	$12,135,615
Shares outstanding	411,926
Net asset value per share	$29.46
Class R
Net assets	$7,161
Shares outstanding	250
Net asset value per share	$28.64

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Statement of Operations
Six Months Ended November 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$259,556
Interest	6,520,723
Total income	6,780,279
Expenses:
Management services fees	3,365,890
Distribution and/or service fees
Class A	2,700
Class C	1,056
Class R	18
Transfer agent fees
Class A	1,324
Advisor Class	105
Class C	129
Institutional Class	420,639
Institutional 2 Class	162
Institutional 3 Class	761
Class R	4
Compensation of board members	14,523
Custodian fees	55,158
Printing and postage fees	42,597
Registration fees	68,200
Audit fees	25,158
Legal fees	8,952
Interest on collateral	2,359
Compensation of chief compliance officer	114
Other	15,059
Total expenses	4,024,908
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(462,184)
Total net expenses	3,562,724
Net investment income	3,217,555
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,223,208
Investments — affiliated issuers	4,983
Foreign currency translations	863,599
Forward foreign currency exchange contracts	(9,772,046)
Futures contracts	4,653,144
Options purchased	(995,000)
Swap contracts	11,808,571
Net realized gain	9,786,459
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	18,565,914
Investments — affiliated issuers	(63,333)
Foreign currency translations	977,851
Forward foreign currency exchange contracts	6,222,500
Futures contracts	(3,707,177)
Options purchased	(301,183)
Swap contracts	(6,940,818)
Net change in unrealized appreciation (depreciation)	14,753,754
Net realized and unrealized gain	24,540,213
Net increase in net assets resulting from operations	$27,757,768
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	31

Consolidated Statement of Changes in Net Assets
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations
Net investment income	$3,217,555	$7,033,433
Net realized gain (loss)	9,786,459	(61,621,348)
Net change in unrealized appreciation (depreciation)	14,753,754	16,231,296
Net increase (decrease) in net assets resulting from operations	27,757,768	(38,356,619)
Increase in net assets from capital stock activity	87,436,503	61,067,201
Total increase in net assets	115,194,271	22,710,582
Net assets at beginning of period	632,069,265	609,358,683
Net assets at end of period	$747,263,536	$632,069,265
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2020 (Unaudited)		May 31, 2020
	Shares(a)	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,169	119,305	12,446	359,008
Redemptions	(6,365)	(181,435)	(40,286)	(1,166,857)
Net decrease	(2,196)	(62,130)	(27,840)	(807,849)
Advisor Class
Subscriptions	2,472	70,789	1,530	43,189
Redemptions	(1,248)	(35,939)	(4,003)	(120,171)
Net increase (decrease)	1,224	34,850	(2,473)	(76,982)
Class C
Subscriptions	—	—	3,145	84,401
Redemptions	(828)	(22,716)	(11,918)	(337,760)
Net decrease	(828)	(22,716)	(8,773)	(253,359)
Institutional Class
Subscriptions	4,766,495	137,070,103	6,890,847	199,053,286
Redemptions	(1,636,341)	(47,111,356)	(4,602,168)	(134,635,102)
Net increase	3,130,154	89,958,747	2,288,679	64,418,184
Institutional 2 Class
Subscriptions	34,431	997,706	8,209	242,451
Redemptions	(3,769)	(108,247)	(25,990)	(767,244)
Net increase (decrease)	30,662	889,459	(17,781)	(524,793)
Institutional 3 Class
Redemptions	(117,214)	(3,361,707)	(57,182)	(1,688,000)
Net decrease	(117,214)	(3,361,707)	(57,182)	(1,688,000)
Total net increase	3,041,802	87,436,503	2,174,630	61,067,201

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	33

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A(c)
Six Months Ended 11/30/2020 (Unaudited)	$27.84	0.09	1.03	1.12	—	—
Year Ended 5/31/2020	$29.79	0.28	(2.23)	(1.95)	—	—
Year Ended 5/31/2019	$34.63	0.32	(5.16)	(4.84)	—	—
Year Ended 5/31/2018	$37.44	0.04	(2.01)	(1.97)	(0.84)	(0.84)
Year Ended 5/31/2017	$37.71	(0.36)	0.25	(0.11)	(0.16)	(0.16)
Year Ended 5/31/2016	$39.39	0.20	(1.64)	(1.44)	(0.24)	(0.24)
Advisor Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.12	0.13	1.04	1.17	—	—
Year Ended 5/31/2020	$30.01	0.32	(2.21)	(1.89)	—	—
Year Ended 5/31/2019	$34.78	0.36	(5.13)	(4.77)	—	—
Year Ended 5/31/2018	$37.55	0.16	(2.05)	(1.89)	(0.88)	(0.88)
Year Ended 5/31/2017	$37.78	(0.24)	0.21	(0.03)	(0.20)	(0.20)
Year Ended 5/31/2016	$39.42	0.76	(2.12)	(1.36)	(0.28)	(0.28)
Class C(c)
Six Months Ended 11/30/2020 (Unaudited)	$27.05	(0.02)	1.00	0.98	—	—
Year Ended 5/31/2020	$29.16	0.04	(2.15)	(2.11)	—	—
Year Ended 5/31/2019	$34.15	0.08	(5.07)	(4.99)	—	—
Year Ended 5/31/2018	$37.10	(0.24)	(1.99)	(2.23)	(0.72)	(0.72)
Year Ended 5/31/2017	$37.54	(0.64)	0.24	(0.40)	(0.04)	(0.04)
Year Ended 5/31/2016	$39.33	(0.12)	(1.59)	(1.71)	(0.08)	(0.08)
Institutional Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.07	0.13	1.04	1.17	—	—
Year Ended 5/31/2020	$29.96	0.32	(2.21)	(1.89)	—	—
Year Ended 5/31/2019	$34.73	0.40	(5.17)	(4.77)	—	—
Year Ended 5/31/2018	$37.50	0.12	(2.01)	(1.89)	(0.88)	(0.88)
Year Ended 5/31/2017	$37.71	(0.12)	0.11	(0.01)	(0.20)	(0.20)
Year Ended 5/31/2016	$39.42	(0.24)	(1.19)	(1.43)	(0.28)	(0.28)
Institutional 2 Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.19	0.18	1.00	1.18	—	—
Year Ended 5/31/2020	$30.07	0.40	(2.28)	(1.88)	—	—
Year Ended 5/31/2019	$34.84	0.44	(5.21)	(4.77)	—	—
Year Ended 5/31/2018	$37.58	0.20	(2.06)	(1.86)	(0.88)	(0.88)
Year Ended 5/31/2017	$37.80	(0.12)	0.14	0.02	(0.24)	(0.24)
Year Ended 5/31/2016	$39.43	0.28	(1.59)	(1.31)	(0.32)	(0.32)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.96	4.02%	1.39%(d),(e)	1.26%(d),(e)	0.65%(d)	351%	$2,147
Year Ended 5/31/2020	$27.84	(6.58%)	1.42%(e),(f)	1.25%(e),(f)	0.94%	789%	$2,125
Year Ended 5/31/2019	$29.79	(13.97%)	1.45%(e)	1.24%(e)	0.98%	0%	$3,103
Year Ended 5/31/2018	$34.63	(5.49%)	1.49%(e)	1.28%(e)	0.06%	0%	$4,343
Year Ended 5/31/2017	$37.44	(0.28%)	1.61%	1.41%	(0.95%)	71%	$5,582
Year Ended 5/31/2016	$37.71	(3.67%)	2.09%	1.39%	0.49%	32%	$18,579
Advisor Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$29.29	4.16%	1.15%(d),(e)	1.01%(d),(e)	0.92%(d)	351%	$174
Year Ended 5/31/2020	$28.12	(6.27%)	1.17%(e),(f)	0.99%(e),(f)	1.15%	789%	$133
Year Ended 5/31/2019	$30.01	(13.79%)	1.20%(e)	1.01%(e)	1.07%	0%	$216
Year Ended 5/31/2018	$34.78	(5.27%)	1.24%(e)	1.03%(e)	0.41%	0%	$4,433
Year Ended 5/31/2017	$37.55	(0.06%)	1.36%	1.15%	(0.66%)	71%	$552
Year Ended 5/31/2016	$37.78	(3.42%)	1.83%	1.12%	2.03%	32%	$1,010
Class C(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.03	3.66%	2.14%(d),(e)	2.01%(d),(e)	(0.11%)(d)	351%	$204
Year Ended 5/31/2020	$27.05	(7.27%)	2.17%(e),(f)	1.99%(e),(f)	0.21%	789%	$220
Year Ended 5/31/2019	$29.16	(14.64%)	2.20%(e)	1.99%(e)	0.22%	0%	$493
Year Ended 5/31/2018	$34.15	(6.15%)	2.24%(e)	2.03%(e)	(0.68%)	0%	$838
Year Ended 5/31/2017	$37.10	(1.03%)	2.36%	2.16%	(1.68%)	71%	$1,100
Year Ended 5/31/2016	$37.54	(4.42%)	2.84%	2.14%	(0.34%)	32%	$2,272
Institutional Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$29.24	4.13%	1.14%(d),(e)	1.01%(d),(e)	0.91%(d)	351%	$731,565
Year Ended 5/31/2020	$28.07	(6.28%)	1.17%(e),(f)	1.00%(e),(f)	1.17%	789%	$614,500
Year Ended 5/31/2019	$29.96	(13.71%)	1.20%(e)	0.99%(e)	1.23%	0%	$587,203
Year Ended 5/31/2018	$34.73	(5.35%)	1.24%(e)	1.03%(e)	0.34%	0%	$706,826
Year Ended 5/31/2017	$37.50	0.05%	1.36%	1.08%	(0.28%)	71%	$520,564
Year Ended 5/31/2016	$37.71	(3.63%)	1.84%	1.12%	(0.56%)	32%	$3,450
Institutional 2 Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$29.37	4.15%	1.10%(d),(e)	0.96%(d),(e)	1.26%(d)	351%	$1,030
Year Ended 5/31/2020	$28.19	(6.25%)	1.10%(e),(f)	0.92%(e),(f)	1.28%	789%	$124
Year Ended 5/31/2019	$30.07	(13.66%)	1.11%(e)	0.90%(e)	1.32%	0%	$667
Year Ended 5/31/2018	$34.84	(5.08%)	1.11%(e)	0.90%(e)	0.48%	0%	$825
Year Ended 5/31/2017	$37.58	(0.02%)	1.21%	0.93%	(0.33%)	71%	$23
Year Ended 5/31/2016	$37.80	(3.37%)	1.62%	1.04%	0.69%	32%	$9
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	35

Consolidated Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.27	0.14	1.05	1.19	—	—
Year Ended 5/31/2020	$30.14	0.36	(2.23)	(1.87)	—	—
Year Ended 5/31/2019	$34.89	0.44	(5.19)	(4.75)	—	—
Year Ended 5/31/2018	$37.63	0.20	(2.02)	(1.82)	(0.92)	(0.92)
Year Ended 5/31/2017	$37.81	(0.04)	0.10	0.06	(0.24)	(0.24)
Year Ended 5/31/2016	$39.44	0.28	(1.59)	(1.31)	(0.32)	(0.32)
Class R(c)
Six Months Ended 11/30/2020 (Unaudited)	$27.57	0.06	1.01	1.07	—	—
Year Ended 5/31/2020	$29.56	0.20	(2.19)	(1.99)	—	—
Year Ended 5/31/2019	$34.44	0.24	(5.12)	(4.88)	—	—
Year Ended 5/31/2018	$37.30	(0.08)	(1.98)	(2.06)	(0.80)	(0.80)
Year Ended 5/31/2017	$37.63	(0.40)	0.19	(0.21)	(0.12)	(0.12)
Year Ended 5/31/2016	$39.35	0.04	(1.60)	(1.56)	(0.16)	(0.16)

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2020	5/31/2020	5/31/2019	5/31/2018
Class A	less than 0.01%	0.01%	0.02%	0.01%
Advisor Class	less than 0.01%	0.01%	0.02%	0.01%
Class C	less than 0.01%	0.01%	0.02%	0.01%
Institutional Class	less than 0.01%	0.01%	0.02%	0.01%
Institutional 2 Class	less than 0.01%	0.01%	0.02%	0.01%
Institutional 3 Class	less than 0.01%	0.01%	0.02%	0.01%
Class R	less than 0.01%	0.01%	0.02%	0.01%

(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 11/30/2020 (Unaudited)	$29.46	4.17%	1.03%(d),(e)	0.90%(d),(e)	0.99%(d)	351%	$12,136
Year Ended 5/31/2020	$28.27	(6.11%)	1.05%(e),(f)	0.88%(e),(f)	1.30%	789%	$14,960
Year Ended 5/31/2019	$30.14	(13.65%)	1.06%(e)	0.84%(e)	1.38%	0%	$17,670
Year Ended 5/31/2018	$34.89	(5.16%)	1.05%(e)	0.84%(e)	0.50%	0%	$20,459
Year Ended 5/31/2017	$37.63	0.21%	1.18%	0.88%	(0.07%)	71%	$21,559
Year Ended 5/31/2016	$37.81	(3.34%)	1.57%	0.99%	0.72%	32%	$9
Class R(c)
Six Months Ended 11/30/2020 (Unaudited)	$28.64	3.92%	1.63%(d),(e)	1.50%(d),(e)	0.42%(d)	351%	$7
Year Ended 5/31/2020	$27.57	(6.77%)	1.63%(e),(f)	1.47%(e),(f)	0.71%	789%	$7
Year Ended 5/31/2019	$29.56	(14.17%)	1.69%(e)	1.48%(e)	0.75%	0%	$7
Year Ended 5/31/2018	$34.44	(5.80%)	1.74%(e)	1.53%(e)	(0.19%)	0%	$9
Year Ended 5/31/2017	$37.30	(0.50%)	1.89%	1.63%	(1.10%)	71%	$9
Year Ended 5/31/2016	$37.63	(3.92%)	2.33%	1.64%	0.09%	32%	$9
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	37

Notes to Consolidated Financial Statements
November 30, 2020 (Unaudited)
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Consolidated Statement of Changes in Net Assets and per share data in the Consolidated Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2020, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.00%	5.65%	3.07%
Net assets	$11,912	$42,240,530	$22,924,057
Net investment income (loss)	(5,216)	(165,032)	(91,913)
Net realized gain (loss)	—	(1,670,838)	4,165,413
Net change in unrealized appreciation (depreciation)	(4)	796,887	739,667
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
38	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	39

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
40	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on collateral to the broker and/or CCP. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to generate total return through long and short positions. These instruments
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	41

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to protect gains and to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
42	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	43

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to manage long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying
44	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2020:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,411,505*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	15,486,085*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,180,131*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	34,244,560
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	423,664*
Interest rate risk	Investments, at value — Options purchased	1,401,053
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	8,647,384*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,303,647*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	329,231*
Total		64,427,260

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Upfront receipts on swap contracts	5,669,398
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	13,810,919*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	790,772*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	29,468,683
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,087,592*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,445,568*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,056,562*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,899*
Total		58,335,393

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	45

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	2,297,236	—	193,088	2,490,324
Credit risk	—	—	—	2,827,141	2,827,141
Equity risk	—	1,382,290	—	907,464	2,289,754
Foreign exchange risk	(9,772,046)	—	—	—	(9,772,046)
Interest rate risk	—	973,618	(995,000)	7,880,878	7,859,496
Total	(9,772,046)	4,653,144	(995,000)	11,808,571	5,694,669

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	1,324,900	—	219,626	1,544,526
Credit risk	—	—	—	(361,236)	(361,236)
Equity risk	—	(3,132,610)	—	1,401,812	(1,730,798)
Foreign exchange risk	6,222,500	—	—	—	6,222,500
Interest rate risk	—	(1,899,467)	(301,183)	(8,201,020)	(10,401,670)
Total	6,222,500	(3,707,177)	(301,183)	(6,940,818)	(4,726,678)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2020:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	572,168,188*
Futures contracts — short	739,291,958*
Credit default swap contracts — buy protection	486,486**
Credit default swap contracts — sell protection	23,350,000*

Derivative instrument	Average value ($)*
Options contracts — purchased	1,213,844

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	37,257,538	(33,723,967)
Interest rate swap contracts	9,650,654	(5,408,620)
Total return swap contracts	1,291,287	(680,039)

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2020.
**	Based on the ending daily outstanding amounts for the six months ended November 30, 2020.
46	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. POs are
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	47

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
48	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2020:
	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Credit Suisse ($)	Goldman Sachs ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	3,874,647	-	-	-	-	-	341,276	-	4,215,923
Forward foreign currency exchange contracts	20,673,607	6,018,298	-	-	804,084	-	823,113	-	1,922,538	-	4,002,920	34,244,560
Options purchased puts	-	1,401,053	-	-	-	-	-	-	-	-	-	1,401,053
OTC credit default swap contracts (c)	-	-	-	-	-	-	1,411,505	-	-	-	-	1,411,505
OTC total return swap contracts (c)	-	-	-	-	-	29,660	-	-	-	-	-	29,660
OTC total return swap contracts on futures (c)	536,683	-	329,231	-	-	143,660	-	470,128	-	-	-	1,479,702
Total assets	21,210,290	7,419,351	329,231	3,874,647	804,084	173,320	2,234,618	470,128	1,922,538	341,276	4,002,920	42,782,403
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	1,983,680	-	-	-	-	-	467,475	-	2,451,155
Forward foreign currency exchange contracts	20,002,732	2,840,391	-	-	1,127,771	-	2,269,772	-	2,210,992	-	1,017,025	29,468,683
OTC credit default swap contracts (c)	-	-	-	-	-	-	5,669,398	-	-	-	-	5,669,398
OTC total return swap contracts (c)	-	-	-	-	-	34,641	-	-	-	-	-	34,641
OTC total return swap contracts on futures (c)	772	-	5,899	-	-	46,125	-	104,684	604,550	-	-	762,030
Total liabilities	20,003,504	2,840,391	5,899	1,983,680	1,127,771	80,766	7,939,170	104,684	2,815,542	467,475	1,017,025	38,385,907
Total financial and derivative net assets	1,206,786	4,578,960	323,332	1,890,967	(323,687)	92,554	(5,704,552)	365,444	(893,004)	(126,199)	2,985,895	4,396,496
Total collateral received (pledged) (d)	-	1,718,000	170,000	-	-	-	(4,417,000)	-	(893,004)	(126,199)	-	(3,548,203)
Net amount (e)	1,206,786	2,860,960	153,332	1,890,967	(323,687)	92,554	(1,287,552)	365,444	-	-	2,985,895	7,944,699

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	49

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
50	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2020 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and QMA LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
In addition, the Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2020, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Effective January 1, 2021, under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Consolidated Statement of Operations. This arrangement may be modified or terminated at any time at the sole discretion of the Board of Trustees. Prior to January 1, 2021, the members of the Board of Trustees participated in a Deferred Compensation Plan. Obligations of the Deferred Plan were paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	51

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
52	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	1,080
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through September 30, 2021
Class A	1.27%
Advisor Class	1.02
Class C	2.02
Institutional Class	1.02
Institutional 2 Class	0.96
Institutional 3 Class	0.90
Class R	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	53

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
At November 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
808,309,000	72,190,000	(59,535,000)	12,655,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(57,398,031)	(15,344,547)	(72,742,578)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2020 as arising on June 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
14,651,979	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,378,414,104 and $1,374,338,931, respectively, for the six months ended November 30, 2020, of which $1,283,065,991 and $1,395,751,388, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
54	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2020.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	55

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global
56	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion of such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	57

Notes to Consolidated Financial Statements  (continued)
November 30, 2020 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At November 30, 2020, affiliated shareholders of record owned 97.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
58	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

 Board Consideration and Approval of Managementand Subadvisory Agreements
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Multi Strategy Alternatives Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	59

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with funds using an investment strategy similar to that used by the Investment Manager and the Subadviser for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that, based on information provided by the Investment Manager, the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the
60	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Investment Manager or Subadviser had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the ninety-seventh and ninety-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were both ranked in the first quintile, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently expected to manage any assets under its Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	61

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
62	Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Multi Strategy Alternatives Fund | Semiannual Report 2020	63

Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR259_05_L01_(01/21)

SemiAnnual Report
November 30, 2020
Columbia Dividend Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive shareholder reports for Columbia Dividend Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that the Fund’s shareholder report is available at the Columbia Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Dividend Income Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Scott Davis
Lead Portfolio Manager
Managed Fund since 2001
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2011
Peter Santoro, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended November 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	14.79	7.73	11.44	12.21
	Including sales charges		8.19	1.54	10.13	11.55
Advisor Class*		11/08/12	14.92	7.96	11.72	12.49
Class C	Excluding sales charges	11/25/02	14.35	6.89	10.61	11.38
	Including sales charges		13.35	5.89	10.61	11.38
Institutional Class		03/04/98	14.96	7.97	11.72	12.50
Institutional 2 Class*		11/08/12	14.97	8.05	11.83	12.59
Institutional 3 Class*		11/08/12	15.03	8.09	11.88	12.64
Class R		03/28/08	14.64	7.44	11.16	11.93
Class V	Excluding sales charges	03/04/98	14.78	7.69	11.45	12.19
	Including sales charges		8.18	1.50	10.14	11.53
Russell 1000 Index			22.05	19.41	14.23	14.27
Returns for Class A shares and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Dividend Income Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2020)
Common Stocks	96.9
Money Market Funds	3.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at November 30, 2020)
Communication Services	4.6
Consumer Discretionary	7.0
Consumer Staples	7.9
Energy	3.3
Financials	16.1
Health Care	12.9
Industrials	14.6
Information Technology	23.5
Materials	1.4
Real Estate	2.5
Utilities	6.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Dividend Income Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2020 — November 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,147.90	1,020.63	5.06	4.76	0.93
Advisor Class	1,000.00	1,000.00	1,149.20	1,021.90	3.70	3.48	0.68
Class C	1,000.00	1,000.00	1,143.50	1,016.88	9.07	8.54	1.67
Institutional Class	1,000.00	1,000.00	1,149.60	1,021.90	3.70	3.48	0.68
Institutional 2 Class	1,000.00	1,000.00	1,149.70	1,022.25	3.32	3.13	0.61
Institutional 3 Class	1,000.00	1,000.00	1,150.30	1,022.50	3.05	2.87	0.56
Class R	1,000.00	1,000.00	1,146.40	1,019.36	6.42	6.04	1.18
Class V	1,000.00	1,000.00	1,147.80	1,020.63	5.06	4.76	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Dividend Income Fund | Semiannual Report 2020	5

Portfolio of Investments
November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 4.4%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	5,939,440	170,758,900
Verizon Communications, Inc.	5,870,197	354,618,601
Total		525,377,501
Media 2.5%
Comcast Corp., Class A	13,193,174	662,825,061
Total Communication Services		1,188,202,562
Consumer Discretionary 6.8%
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	1,102,899	239,814,359
Internet & Direct Marketing Retail 1.1%
eBay, Inc.	5,529,947	278,875,227
Multiline Retail 2.4%
Target Corp.	3,555,525	638,323,403
Specialty Retail 2.4%
Home Depot, Inc. (The)	2,335,128	647,787,858
Total Consumer Discretionary		1,804,800,847
Consumer Staples 7.7%
Beverages 1.3%
PepsiCo, Inc.	2,393,526	345,218,255
Food & Staples Retailing 1.5%
Walmart, Inc.	2,620,281	400,352,734
Food Products 1.1%
Hershey Co. (The)	891,903	131,903,535
Mondelez International, Inc., Class A	2,620,281	150,535,143
Total		282,438,678
Household Products 2.9%
Kimberly-Clark Corp.	1,862,533	259,469,472
Procter & Gamble Co. (The)	3,789,330	526,224,257
Total		785,693,729
Tobacco 0.9%
Philip Morris International, Inc.	3,124,181	236,656,711
Total Consumer Staples		2,050,360,107
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	5,406,850	471,369,183
ConocoPhillips Co.	3,283,920	129,911,875
EOG Resources, Inc.	2,510,791	117,705,882
Valero Energy Corp.	2,235,357	120,195,146
Total		839,182,086
Total Energy		839,182,086
Financials 15.6%
Banks 7.1%
Bank of America Corp.	20,156,010	567,593,242
JPMorgan Chase & Co.	6,061,920	714,579,129
PNC Financial Services Group, Inc. (The)	2,548,142	351,821,966
U.S. Bancorp	6,124,705	264,648,503
Total		1,898,642,840
Capital Markets 4.1%
BlackRock, Inc.	347,691	242,810,010
CME Group, Inc.	1,496,584	261,947,098
Northern Trust Corp.	3,123,806	290,888,815
T. Rowe Price Group, Inc.	1,988,523	285,174,083
Total		1,080,820,006
Insurance 4.4%
Allstate Corp. (The)	3,685,010	377,160,773
Chubb Ltd.	2,769,218	409,373,497
Marsh & McLennan Companies, Inc.	3,465,401	397,273,571
Total		1,183,807,841
Total Financials		4,163,270,687
Health Care 12.4%
Biotechnology 0.4%
Gilead Sciences, Inc.	1,715,784	104,096,615
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	1,405,881	152,144,442
Baxter International, Inc.	1,987,589	151,195,895
Medtronic PLC	3,213,200	365,340,840
Total		668,681,177
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Dividend Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	1,067,261	358,962,565
Pharmaceuticals 8.2%
Bristol-Myers Squibb Co.	5,768,303	359,942,107
Eli Lilly and Co.	2,232,739	325,198,435
Johnson & Johnson	5,837,470	844,565,160
Merck & Co., Inc.	8,241,861	662,563,206
Total		2,192,268,908
Total Health Care		3,324,009,265
Industrials 14.0%
Aerospace & Defense 2.8%
Lockheed Martin Corp.	1,562,091	570,163,215
Northrop Grumman Corp.	564,368	170,585,872
Total		740,749,087
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	1,471,388	251,710,345
Building Products 1.5%
Trane Technologies PLC	2,786,568	407,507,704
Commercial Services & Supplies 1.1%
Waste Management, Inc.	2,353,214	280,338,384
Electrical Equipment 0.8%
Eaton Corp. PLC	1,834,197	222,139,599
Industrial Conglomerates 2.0%
Honeywell International, Inc.	2,620,281	534,327,702
Machinery 2.5%
Cummins, Inc.	816,319	188,708,463
Deere & Co.	901,981	235,976,269
Parker-Hannifin Corp.	901,981	241,063,442
Total		665,748,174
Road & Rail 2.4%
Union Pacific Corp.	3,194,727	651,979,886
Total Industrials		3,754,500,881
Information Technology 22.7%
Communications Equipment 2.0%
Cisco Systems, Inc.	12,698,286	546,280,264
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	1,385,726	157,931,192
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.5%
Accenture PLC, Class A	1,345,414	335,129,173
Automatic Data Processing, Inc.	1,461,310	254,092,583
Fidelity National Information Services, Inc.	1,253,906	186,092,189
International Business Machines Corp.	3,376,132	417,019,825
Total		1,192,333,770
Semiconductors & Semiconductor Equipment 9.3%
Analog Devices, Inc.	2,430,891	338,088,320
Broadcom, Inc.	1,491,530	598,968,618
KLA Corp.	1,798,924	453,274,880
Lam Research Corp.	1,234,555	558,833,667
Texas Instruments, Inc.	3,350,937	540,338,591
Total		2,489,504,076
Software 3.6%
Microsoft Corp.	4,525,255	968,721,338
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	6,030,329	717,910,667
Total Information Technology		6,072,681,307
Materials 1.4%
Containers & Packaging 1.4%
Avery Dennison Corp.	886,864	132,444,270
Packaging Corp. of America	846,552	110,051,760
Sonoco Products Co.	2,237,317	129,898,625
Total		372,394,655
Total Materials		372,394,655
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
AvalonBay Communities, Inc.	559,329	93,178,618
Crown Castle International Corp.	947,332	158,744,423
Digital Realty Trust, Inc.	1,985,367	267,528,204
Extra Space Storage, Inc.	1,204,322	135,763,219
Total		655,214,464
Total Real Estate		655,214,464

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.9%
Electric Utilities 3.0%
American Electric Power Co., Inc.	2,212,122	187,787,037
Eversource Energy	2,040,796	178,590,058
NextEra Energy, Inc.	3,250,156	239,178,980
Xcel Energy, Inc.	3,013,323	202,977,437
Total		808,533,512
Multi-Utilities 2.9%
Ameren Corp.	2,242,356	174,410,450
CMS Energy Corp.	2,333,058	143,576,389
Dominion Energy, Inc.	1,451,233	113,907,278
DTE Energy Co.	1,058,191	133,131,010
WEC Energy Group, Inc.	2,282,668	216,739,326
Total		781,764,453
Total Utilities		1,590,297,965
Total Common Stocks (Cost $17,939,938,445)		25,814,914,826

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(a),(b)	837,906,168	837,822,378
Total Money Market Funds (Cost $837,999,358)		837,822,378
Total Investments in Securities (Cost: $18,777,937,803)		26,652,737,204
Other Assets & Liabilities, Net		90,840,682
Net Assets		26,743,577,886

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	806,457,121	1,793,493,950	(1,761,987,276)	(141,417)	837,822,378	(27,826)	702,512	837,906,168
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Dividend Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,188,202,562	—	—	1,188,202,562
Consumer Discretionary	1,804,800,847	—	—	1,804,800,847
Consumer Staples	2,050,360,107	—	—	2,050,360,107
Energy	839,182,086	—	—	839,182,086
Financials	4,163,270,687	—	—	4,163,270,687
Health Care	3,324,009,265	—	—	3,324,009,265
Industrials	3,754,500,881	—	—	3,754,500,881
Information Technology	6,072,681,307	—	—	6,072,681,307
Materials	372,394,655	—	—	372,394,655
Real Estate	655,214,464	—	—	655,214,464
Utilities	1,590,297,965	—	—	1,590,297,965
Total Common Stocks	25,814,914,826	—	—	25,814,914,826
Money Market Funds	837,822,378	—	—	837,822,378
Total Investments in Securities	26,652,737,204	—	—	26,652,737,204
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
November 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $17,939,938,445)	$25,814,914,826
Affiliated issuers (cost $837,999,358)	837,822,378
Receivable for:
Capital shares sold	53,443,520
Dividends	56,024,649
Prepaid expenses	92,616
Trustees’ deferred compensation plan	737,030
Other assets	671,274
Total assets	26,763,706,293
Liabilities
Payable for:
Capital shares purchased	15,456,073
Management services fees	1,182,980
Distribution and/or service fees	170,453
Transfer agent fees	2,352,910
Compensation of chief compliance officer	1,111
Other expenses	227,850
Trustees’ deferred compensation plan	737,030
Total liabilities	20,128,407
Net assets applicable to outstanding capital stock	$26,743,577,886
Represented by
Paid in capital	19,018,316,666
Total distributable earnings (loss)	7,725,261,220
Total - representing net assets applicable to outstanding capital stock	$26,743,577,886
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Dividend Income Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
November 30, 2020 (Unaudited)
Class A
Net assets	$3,240,864,955
Shares outstanding	128,674,747
Net asset value per share	$25.19
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.73
Advisor Class
Net assets	$2,305,678,251
Shares outstanding	89,841,371
Net asset value per share	$25.66
Class C
Net assets	$1,153,985,011
Shares outstanding	47,424,522
Net asset value per share	$24.33
Institutional Class
Net assets	$12,612,922,505
Shares outstanding	500,165,197
Net asset value per share	$25.22
Institutional 2 Class
Net assets	$2,084,694,909
Shares outstanding	81,303,572
Net asset value per share	$25.64
Institutional 3 Class
Net assets	$5,094,632,942
Shares outstanding	198,388,355
Net asset value per share	$25.68
Class R
Net assets	$168,537,380
Shares outstanding	6,688,096
Net asset value per share	$25.20
Class V
Net assets	$82,261,933
Shares outstanding	3,264,416
Net asset value per share	$25.20
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$26.74
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended November 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$295,911,364
Dividends — affiliated issuers	702,512
Interfund lending	376
Total income	296,614,252
Expenses:
Management services fees	63,501,396
Distribution and/or service fees
Class A	3,710,281
Class C	5,410,641
Class R	374,876
Class V	97,828
Transfer agent fees
Class A	1,837,393
Advisor Class	1,197,773
Class C	670,413
Institutional Class	6,887,821
Institutional 2 Class	492,321
Institutional 3 Class	169,683
Class R	92,861
Class V	48,472
Compensation of board members	187,862
Custodian fees	44,975
Printing and postage fees	439,897
Registration fees	720,436
Audit fees	14,993
Legal fees	290,760
Compensation of chief compliance officer	3,649
Other	172,647
Total expenses	86,366,978
Expense reduction	(2,290)
Total net expenses	86,364,688
Net investment income	210,249,564
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,323,257
Investments — affiliated issuers	(27,826)
Net realized gain	83,295,431
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,007,365,779
Investments — affiliated issuers	(141,417)
Net change in unrealized appreciation (depreciation)	3,007,224,362
Net realized and unrealized gain	3,090,519,793
Net increase in net assets resulting from operations	$3,300,769,357
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Dividend Income Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations
Net investment income	$210,249,564	$341,487,027
Net realized gain (loss)	83,295,431	(270,788,769)
Net change in unrealized appreciation (depreciation)	3,007,224,362	732,149,792
Net increase in net assets resulting from operations	3,300,769,357	802,848,050
Distributions to shareholders
Net investment income and net realized gains
Class A	(23,713,982)	(72,310,865)
Advisor Class	(17,061,937)	(36,530,363)
Class C	(5,101,470)	(21,795,983)
Institutional Class	(100,782,170)	(243,532,921)
Institutional 2 Class	(15,407,857)	(34,573,013)
Institutional 3 Class	(42,624,694)	(112,949,501)
Class R	(1,017,706)	(3,459,949)
Class V	(631,941)	(2,283,400)
Total distributions to shareholders	(206,341,757)	(527,435,995)
Increase in net assets from capital stock activity	3,092,920,964	6,630,926,334
Total increase in net assets	6,187,348,564	6,906,338,389
Net assets at beginning of period	20,556,229,322	13,649,890,933
Net assets at end of period	$26,743,577,886	$20,556,229,322
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2020 (Unaudited)		May 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	22,516,207	526,099,075	47,315,992	1,079,082,264
Distributions reinvested	905,651	20,490,462	2,867,800	63,889,934
Redemptions	(16,323,690)	(382,236,653)	(26,251,769)	(585,045,044)
Net increase	7,098,168	164,352,884	23,932,023	557,927,154
Advisor Class
Subscriptions	25,999,810	622,478,517	50,090,172	1,143,153,143
Distributions reinvested	734,176	16,931,607	1,609,783	36,181,485
Redemptions	(9,656,613)	(229,189,695)	(16,245,393)	(364,842,461)
Net increase	17,077,373	410,220,429	35,454,562	814,492,167
Class C
Subscriptions	6,099,545	138,003,590	17,602,901	388,435,957
Distributions reinvested	198,419	4,336,574	833,773	18,297,531
Redemptions	(7,392,935)	(165,484,462)	(11,239,913)	(242,169,261)
Net increase (decrease)	(1,094,971)	(23,144,298)	7,196,761	164,564,227
Institutional Class
Subscriptions	112,521,326	2,616,523,251	237,051,969	5,315,773,621
Distributions reinvested	3,818,231	86,497,272	9,352,529	207,409,928
Redemptions	(49,760,593)	(1,159,306,630)	(90,569,183)	(1,993,383,047)
Net increase	66,578,964	1,543,713,893	155,835,315	3,529,800,502
Institutional 2 Class
Subscriptions	27,592,261	659,397,921	39,674,026	901,246,401
Distributions reinvested	651,284	15,005,391	1,500,926	33,795,226
Redemptions	(8,457,655)	(201,794,619)	(15,067,105)	(339,917,088)
Net increase	19,785,890	472,608,693	26,107,847	595,124,539
Institutional 3 Class
Subscriptions	38,019,221	904,077,265	68,865,213	1,569,092,884
Distributions reinvested	1,050,005	24,222,950	2,450,404	55,105,287
Redemptions	(17,457,734)	(412,187,498)	(29,729,444)	(672,877,610)
Net increase	21,611,492	516,112,717	41,586,173	951,320,561
Class R
Subscriptions	1,136,426	26,864,687	2,231,170	50,849,348
Distributions reinvested	44,434	1,005,963	150,122	3,365,101
Redemptions	(713,985)	(16,670,646)	(1,434,181)	(32,178,813)
Net increase	466,875	11,200,004	947,111	22,035,636
Class V
Subscriptions	15,476	360,079	47,255	1,073,693
Distributions reinvested	22,532	509,815	82,749	1,851,868
Redemptions	(128,669)	(3,013,252)	(319,325)	(7,264,013)
Net decrease	(90,661)	(2,143,358)	(189,321)	(4,338,452)
Total net increase	131,433,130	3,092,920,964	290,870,471	6,630,926,334
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Dividend Income Fund | Semiannual Report 2020

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Columbia Dividend Income Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2020 (Unaudited)	$22.13	0.19	3.06	3.25	(0.19)	—	(0.19)
Year Ended 5/31/2020	$21.45	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Year Ended 5/31/2019	$21.63	0.39	0.88	1.27	(0.38)	(1.07)	(1.45)
Year Ended 5/31/2018	$20.46	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.43	0.34	2.46	2.80	(0.32)	(0.45)	(0.77)
Year Ended 5/31/2016	$19.07	0.32	0.43	0.75	(0.45)	(0.94)	(1.39)
Advisor Class
Six Months Ended 11/30/2020 (Unaudited)	$22.54	0.22	3.12	3.34	(0.22)	—	(0.22)
Year Ended 5/31/2020	$21.84	0.48	0.94	1.42	(0.46)	(0.26)	(0.72)
Year Ended 5/31/2019	$22.00	0.45	0.89	1.34	(0.43)	(1.07)	(1.50)
Year Ended 5/31/2018	$20.80	0.42	1.78	2.20	(0.40)	(0.60)	(1.00)
Year Ended 5/31/2017	$18.71	0.39	2.52	2.91	(0.37)	(0.45)	(0.82)
Year Ended 5/31/2016	$19.34	0.37	0.44	0.81	(0.50)	(0.94)	(1.44)
Class C
Six Months Ended 11/30/2020 (Unaudited)	$21.38	0.10	2.96	3.06	(0.11)	—	(0.11)
Year Ended 5/31/2020	$20.73	0.23	0.91	1.14	(0.23)	(0.26)	(0.49)
Year Ended 5/31/2019	$20.95	0.22	0.84	1.06	(0.21)	(1.07)	(1.28)
Year Ended 5/31/2018	$19.84	0.19	1.70	1.89	(0.18)	(0.60)	(0.78)
Year Ended 5/31/2017	$17.88	0.18	2.41	2.59	(0.18)	(0.45)	(0.63)
Year Ended 5/31/2016	$18.54	0.18	0.41	0.59	(0.31)	(0.94)	(1.25)
Institutional Class
Six Months Ended 11/30/2020 (Unaudited)	$22.15	0.22	3.07	3.29	(0.22)	—	(0.22)
Year Ended 5/31/2020	$21.48	0.47	0.92	1.39	(0.46)	(0.26)	(0.72)
Year Ended 5/31/2019	$21.66	0.44	0.88	1.32	(0.43)	(1.07)	(1.50)
Year Ended 5/31/2018	$20.48	0.41	1.77	2.18	(0.40)	(0.60)	(1.00)
Year Ended 5/31/2017	$18.45	0.38	2.47	2.85	(0.37)	(0.45)	(0.82)
Year Ended 5/31/2016	$19.09	0.36	0.44	0.80	(0.50)	(0.94)	(1.44)
Institutional 2 Class
Six Months Ended 11/30/2020 (Unaudited)	$22.52	0.23	3.12	3.35	(0.23)	—	(0.23)
Year Ended 5/31/2020	$21.83	0.49	0.94	1.43	(0.48)	(0.26)	(0.74)
Year Ended 5/31/2019	$21.99	0.47	0.89	1.36	(0.45)	(1.07)	(1.52)
Year Ended 5/31/2018	$20.78	0.44	1.79	2.23	(0.42)	(0.60)	(1.02)
Year Ended 5/31/2017	$18.71	0.41	2.50	2.91	(0.39)	(0.45)	(0.84)
Year Ended 5/31/2016	$19.33	0.39	0.45	0.84	(0.52)	(0.94)	(1.46)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Dividend Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2020 (Unaudited)	$25.19	14.79%	0.93%(c)	0.93%(c),(d)	1.59%(c)	3%	$3,240,865
Year Ended 5/31/2020	$22.13	6.26%	0.94%	0.94%(d)	1.80%	14%	$2,689,884
Year Ended 5/31/2019	$21.45	6.10%	0.96%	0.96%(d)	1.77%	13%	$2,094,539
Year Ended 5/31/2018	$21.63	10.35%	0.97%	0.97%(d)	1.66%	15%	$1,834,772
Year Ended 5/31/2017	$20.46	15.52%	1.00%	1.00%(d)	1.74%	16%	$1,750,090
Year Ended 5/31/2016	$18.43	4.42%	1.02%	1.02%(d)	1.74%	25%	$2,380,538
Advisor Class
Six Months Ended 11/30/2020 (Unaudited)	$25.66	14.92%	0.68%(c)	0.68%(c),(d)	1.84%(c)	3%	$2,305,678
Year Ended 5/31/2020	$22.54	6.53%	0.69%	0.69%(d)	2.07%	14%	$1,640,078
Year Ended 5/31/2019	$21.84	6.35%	0.71%	0.71%(d)	2.04%	13%	$815,017
Year Ended 5/31/2018	$22.00	10.60%	0.72%	0.72%(d)	1.93%	15%	$564,834
Year Ended 5/31/2017	$20.80	15.89%	0.75%	0.75%(d)	1.99%	16%	$390,004
Year Ended 5/31/2016	$18.71	4.67%	0.77%	0.77%(d)	2.01%	25%	$230,893
Class C
Six Months Ended 11/30/2020 (Unaudited)	$24.33	14.35%	1.67%(c)	1.67%(c),(d)	0.84%(c)	3%	$1,153,985
Year Ended 5/31/2020	$21.38	5.44%	1.69%	1.69%(d)	1.05%	14%	$1,037,413
Year Ended 5/31/2019	$20.73	5.29%	1.71%	1.71%(d)	1.02%	13%	$856,621
Year Ended 5/31/2018	$20.95	9.53%	1.72%	1.72%(d)	0.91%	15%	$809,269
Year Ended 5/31/2017	$19.84	14.73%	1.75%	1.75%(d)	0.99%	16%	$764,036
Year Ended 5/31/2016	$17.88	3.62%	1.78%	1.78%(d)	1.00%	25%	$692,229
Institutional Class
Six Months Ended 11/30/2020 (Unaudited)	$25.22	14.96%	0.68%(c)	0.68%(c),(d)	1.83%(c)	3%	$12,612,923
Year Ended 5/31/2020	$22.15	6.50%	0.69%	0.69%(d)	2.06%	14%	$9,604,530
Year Ended 5/31/2019	$21.48	6.36%	0.71%	0.71%(d)	2.02%	13%	$5,966,124
Year Ended 5/31/2018	$21.66	10.67%	0.72%	0.72%(d)	1.89%	15%	$4,781,049
Year Ended 5/31/2017	$20.48	15.79%	0.75%	0.75%(d)	1.98%	16%	$6,140,961
Year Ended 5/31/2016	$18.45	4.69%	0.77%	0.77%(d)	2.00%	25%	$4,766,037
Institutional 2 Class
Six Months Ended 11/30/2020 (Unaudited)	$25.64	14.97%	0.61%(c)	0.61%(c)	1.90%(c)	3%	$2,084,695
Year Ended 5/31/2020	$22.52	6.57%	0.62%	0.62%	2.13%	14%	$1,385,364
Year Ended 5/31/2019	$21.83	6.44%	0.63%	0.63%	2.11%	13%	$772,924
Year Ended 5/31/2018	$21.99	10.76%	0.63%	0.63%	2.00%	15%	$605,285
Year Ended 5/31/2017	$20.78	15.92%	0.63%	0.63%	2.10%	16%	$524,608
Year Ended 5/31/2016	$18.71	4.88%	0.64%	0.64%	2.14%	25%	$416,310
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2020 (Unaudited)	$22.55	0.23	3.13	3.36	(0.23)	—	(0.23)
Year Ended 5/31/2020	$21.86	0.50	0.94	1.44	(0.49)	(0.26)	(0.75)
Year Ended 5/31/2019	$22.02	0.48	0.89	1.37	(0.46)	(1.07)	(1.53)
Year Ended 5/31/2018	$20.80	0.46	1.78	2.24	(0.42)	(0.60)	(1.02)
Year Ended 5/31/2017	$18.72	0.43	2.50	2.93	(0.40)	(0.45)	(0.85)
Year Ended 5/31/2016	$19.35	0.40	0.44	0.84	(0.53)	(0.94)	(1.47)
Class R
Six Months Ended 11/30/2020 (Unaudited)	$22.14	0.16	3.06	3.22	(0.16)	—	(0.16)
Year Ended 5/31/2020	$21.46	0.35	0.94	1.29	(0.35)	(0.26)	(0.61)
Year Ended 5/31/2019	$21.64	0.33	0.88	1.21	(0.32)	(1.07)	(1.39)
Year Ended 5/31/2018	$20.47	0.30	1.76	2.06	(0.29)	(0.60)	(0.89)
Year Ended 5/31/2017	$18.43	0.29	2.47	2.76	(0.27)	(0.45)	(0.72)
Year Ended 5/31/2016	$19.07	0.27	0.43	0.70	(0.40)	(0.94)	(1.34)
Class V
Six Months Ended 11/30/2020 (Unaudited)	$22.14	0.19	3.06	3.25	(0.19)	—	(0.19)
Year Ended 5/31/2020	$21.46	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Year Ended 5/31/2019	$21.64	0.39	0.88	1.27	(0.38)	(1.07)	(1.45)
Year Ended 5/31/2018	$20.47	0.36	1.75	2.11	(0.34)	(0.60)	(0.94)
Year Ended 5/31/2017	$18.43	0.33	2.48	2.81	(0.32)	(0.45)	(0.77)
Year Ended 5/31/2016	$19.07	0.32	0.43	0.75	(0.45)	(0.94)	(1.39)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Dividend Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2020 (Unaudited)	$25.68	15.03%	0.56%(c)	0.56%(c)	1.95%(c)	3%	$5,094,633
Year Ended 5/31/2020	$22.55	6.62%	0.57%	0.57%	2.17%	14%	$3,986,971
Year Ended 5/31/2019	$21.86	6.48%	0.58%	0.58%	2.15%	13%	$2,955,434
Year Ended 5/31/2018	$22.02	10.84%	0.59%	0.59%	2.08%	15%	$2,587,372
Year Ended 5/31/2017	$20.80	16.03%	0.59%	0.59%	2.17%	16%	$610,882
Year Ended 5/31/2016	$18.72	4.87%	0.59%	0.59%	2.19%	25%	$228,089
Class R
Six Months Ended 11/30/2020 (Unaudited)	$25.20	14.64%	1.18%(c)	1.18%(c),(d)	1.34%(c)	3%	$168,537
Year Ended 5/31/2020	$22.14	5.97%	1.19%	1.19%(d)	1.54%	14%	$137,720
Year Ended 5/31/2019	$21.46	5.83%	1.21%	1.21%(d)	1.52%	13%	$113,166
Year Ended 5/31/2018	$21.64	10.07%	1.22%	1.22%(d)	1.41%	15%	$104,036
Year Ended 5/31/2017	$20.47	15.29%	1.25%	1.25%(d)	1.49%	16%	$99,305
Year Ended 5/31/2016	$18.43	4.15%	1.27%	1.27%(d)	1.49%	25%	$85,066
Class V
Six Months Ended 11/30/2020 (Unaudited)	$25.20	14.78%	0.93%(c)	0.93%(c),(d)	1.59%(c)	3%	$82,262
Year Ended 5/31/2020	$22.14	6.26%	0.94%	0.94%(d)	1.78%	14%	$74,269
Year Ended 5/31/2019	$21.46	6.10%	0.96%	0.96%(d)	1.76%	13%	$76,067
Year Ended 5/31/2018	$21.64	10.35%	0.97%	0.97%(d)	1.66%	15%	$81,875
Year Ended 5/31/2017	$20.47	15.58%	1.00%	1.00%(d)	1.74%	16%	$78,342
Year Ended 5/31/2016	$18.43	4.42%	1.02%	1.02%(d)	1.74%	25%	$75,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund | Semiannual Report 2020	19

Notes to Financial Statements
November 30, 2020 (Unaudited)
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Dividend Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Dividend Income Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2020 was 0.54% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Effective January 1, 2021, under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. This arrangement may be modified or terminated at any time at the sole discretion of the Board of Trustees. Prior to January 1, 2021, the members of the Board of Trustees participated in a Deferred Compensation Plan. Obligations of the Deferred Plan were paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Dividend Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2020, these minimum account balance fees reduced total expenses of the Fund by $2,290.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia Dividend Income Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	2,314,793
Class C	—	1.00(b)	24,589
Class V	5.75	0.50 - 1.00(a)	1,393

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2020 through September 30, 2021	Prior to October 1, 2020
Class A	1.13%	1.14%
Advisor Class	0.88	0.89
Class C	1.88	1.89
Institutional Class	0.88	0.89
Institutional 2 Class	0.81	0.82
Institutional 3 Class	0.76	0.77
Class R	1.38	1.39
Class V	1.13	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24	Columbia Dividend Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
18,777,938,000	8,218,325,000	(343,526,000)	7,874,799,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2020 as arising on June 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	291,727,347
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,727,470,147 and $704,284,561, respectively, for the six months ended November 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Dividend Income Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended November 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	916,667	0.61	24
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2020.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
26	Columbia Dividend Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At November 30, 2020, two unaffiliated shareholders of record owned 31.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Dividend Income Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Dividend Income Fund | Semiannual Report 2020

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Dividend Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Dividend Income Fund | Semiannual Report 2020	29

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the twentieth, tenth and fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were ranked in the second and first quintiles,
30	Columbia Dividend Income Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Columbia Dividend Income Fund | Semiannual Report 2020	31

Board Consideration and Approval of Management
Agreement  (continued)

Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
32	Columbia Dividend Income Fund | Semiannual Report 2020

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Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR139_05_L01_(01/21)

SemiAnnual Report
November 30, 2020
Columbia High Yield Municipal Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive shareholder reports for Columbia High Yield Municipal Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that the Fund’s shareholder report is available at the Columbia Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia High Yield Municipal Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended November 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	8.26	1.85	4.03	5.42
	Including sales charges		5.00	-1.17	3.40	5.10
Advisor Class*		03/19/13	8.47	2.15	4.26	5.65
Class C	Excluding sales charges	07/15/02	7.93	1.20	3.36	4.76
	Including sales charges		6.93	0.22	3.36	4.76
Institutional Class		03/05/84	8.47	2.15	4.26	5.64
Institutional 2 Class*		11/08/12	8.50	2.19	4.31	5.70
Institutional 3 Class*		03/01/17	8.51	2.24	4.33	5.68
Blended Benchmark			7.25	4.02	5.31	5.65
Bloomberg Barclays High Yield Municipal Bond Index			9.94	3.27	6.20	6.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Bloomberg Barclays High Yield Municipal Bond Index and a 40% weighting of the Bloomberg Barclays Municipal Bond Index.
The Bloomberg Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia High Yield Municipal Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at November 30, 2020)
AAA rating	1.0
AA rating	8.2
A rating	17.4
BBB rating	25.4
BB rating	12.0
B rating	1.3
CCC rating	0.5
D rating	1.2
Not rated	33.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is Not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be Not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at November 30, 2020)
Illinois	10.6
Florida	8.5
California	7.3
Texas	6.0
New Jersey	5.5
Colorado	4.9
New York	4.9
Ohio	3.9
Washington	3.9
Virginia	3.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia High Yield Municipal Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2020 — November 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.60	1,020.93	4.59	4.46	0.87
Advisor Class	1,000.00	1,000.00	1,084.70	1,021.95	3.54	3.43	0.67
Class C	1,000.00	1,000.00	1,079.30	1,017.79	7.85	7.62	1.49
Institutional Class	1,000.00	1,000.00	1,084.70	1,021.95	3.54	3.43	0.67
Institutional 2 Class	1,000.00	1,000.00	1,085.00	1,022.15	3.33	3.23	0.63
Institutional 3 Class	1,000.00	1,000.00	1,085.10	1,022.40	3.06	2.97	0.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia High Yield Municipal Fund | Semiannual Report 2020	5

Portfolio of Investments
November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Anuvia Florida LLC(a),(b)
01/01/2029	5.000%	209,805	157,354
Total Corporate Bonds & Notes (Cost $209,805)			157,354

Exchange-Traded Fixed Income Funds 1.4%
	Shares	Value ($)
United States 1.4%
VanEck Vectors High-Yield Municipal Index ETF	170,000	10,353,000
Total Exchange-Traded Fixed Income Funds (Cost $10,266,181)		10,353,000

Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.3%
City of New York(c),(d)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	0.120%	600,000	600,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	1,700,000	1,700,000
Total			2,300,000
Total Floating Rate Notes (Cost $2,300,000)			2,300,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.0%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Communities LLC
Series 2019
01/01/2054	5.000%	1,500,000	1,302,600
Arizona Industrial Development Authority(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	7.750%	3,000,000	3,027,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.(f)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,229,340
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,046,100
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	1,200,000	1,345,272
02/15/2046	5.000%	1,500,000	1,652,880
Series 2018
02/15/2048	5.000%	230,000	261,253
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,625,701
Total			14,491,046
Arkansas 0.2%
Arkansas Development Finance Authority(e),(f)
Revenue Bonds
Green Bonds - Big River Steel Project
Series 2020
09/01/2049	4.750%	1,500,000	1,618,905
California 7.3%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	500,000	591,175
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,058,679
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,577,073
04/01/2041	5.000%	250,000	308,387
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,551,870
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,280,080
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,151,240
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,872,802
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	20,000	20,300
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	552,210
City of Santa Maria Water & Wastewater(h)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,658,219
Compton Unified School District(h)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,223,537
Empire Union School District(h)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,656,459
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,726,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	12,899,500
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	1,044,870
Hastings Campus Housing Finance Authority(e),(h)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,203,930
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	8,273,500
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,127,064
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,177,000
Total			52,990,745
Colorado 4.9%
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	1,028,950
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,580,740
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,500,000	2,786,400
08/01/2049	4.000%	3,250,000	3,598,108
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	5,228,800
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	3,890,000	3,040,385

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series
Series 2020B
12/15/2050	5.750%	4,000,000	4,139,680
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,035,530
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,406,000	1,440,236
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,460,600
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,559,085
Total			35,898,514
Connecticut 0.9%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,796,428
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,245,600
Series 2018E
09/15/2037	5.000%	500,000	627,755
Series 2019A
04/15/2037	4.000%	2,675,000	3,159,014
Total			6,828,797
District of Columbia 0.5%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	741,370
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,535,601
Total			3,276,971
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 8.4%
Capital Trust Agency, Inc.(e),(g)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	1,360,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,420,000
Capital Trust Agency, Inc.(e)
Revenue Bonds
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	3,500,000	3,601,710
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,612,920
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,683,150
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,321,450
City of Tampa(h)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	520,416
County of Broward Airport System(f)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	789,040
County of Miami-Dade(h)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,310,400
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,649,126
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	3,000,000	3,621,750

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(h)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	627,640
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,317,974
10/01/2048	0.000%	2,000,000	768,340
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,361,942
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	2,078,560
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,461,834
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2043	6.125%	2,000,000	2,071,120
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	3,000,000	3,377,370
Greater Orlando Aviation Authority(f)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,832,370
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	755,183
Orange County Industrial Development Authority(e),(f)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	4.000%	4,100,000	307,500
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	2,000,000	2,348,000
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,362,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,755,007
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,365,041
St. Johns County Industrial Development Authority(g)
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	0.000%	3,725,000	2,607,500
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,151
Total			61,572,944
Georgia 2.3%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2037	4.000%	1,710,000	1,979,633
07/01/2040	4.000%	1,000,000	1,149,420
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,386,795
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	1,155,000	1,227,892
Georgia State Road & Tollway Authority(e),(i)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	3,798,266
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	408,289
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,890,260

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,810,555
Total			16,651,110
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	3,245,800
Illinois 10.6%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,739,470
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,790,541
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,107,360
Series 2011A
12/01/2041	5.000%	1,110,000	1,119,890
Series 2012A
12/01/2042	5.000%	1,000,000	1,009,450
Series 2016B
12/01/2046	6.500%	1,500,000	1,765,875
Series 2018D
12/01/2046	5.000%	5,000,000	5,117,600
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	608,155
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	5,931,600
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	916,392
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,216,270
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,647,980
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,060,680
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,148,210
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	648,732
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2042	5.000%	2,500,000	2,857,850
06/15/2050	4.000%	1,200,000	1,226,292
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	1,250,000	1,366,087
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,712,097
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	1,620,000	1,979,899
State of Illinois
General Obligation
Series 2018A
05/01/2042	5.000%	4,800,000	5,105,520
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,013,620
Series 2016
01/01/2041	5.000%	3,830,000	4,014,951

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
12/01/2035	5.000%	1,345,000	1,451,282
12/01/2038	5.000%	3,000,000	3,210,720
Series 2018A
05/01/2032	5.000%	2,500,000	2,736,625
05/01/2040	5.000%	4,000,000	4,279,120
05/01/2041	5.000%	3,910,000	4,169,819
05/01/2043	5.000%	3,000,000	3,184,350
Series 2020
05/01/2039	5.500%	570,000	642,875
05/01/2045	5.750%	750,000	851,993
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,092,360
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	559,280
Total			77,282,945
Indiana 0.3%
Indiana Finance Authority(e),(f)
Revenue Bonds
RES Polyflow Indiana Project Green Bonds
Series 2019
03/01/2039	7.000%	2,425,000	2,333,020
Iowa 1.4%
Iowa Finance Authority(i)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,007,801	2,126,904
Iowa Finance Authority(g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	2,475,000	2,642,038
Series 2018-A
05/15/2043	5.000%	1,740,000	1,871,857
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,322,944
Total			9,968,756
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.9%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	3,322,620
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	3,800,000	3,471,870
Total			6,794,490
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,090,870
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,833,420
Total			2,924,290
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	30,998
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,152,250
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,637,287
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,513,050
Total			10,333,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.7%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,755,000
Massachusetts 1.5%
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,134,540
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,148,520
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,169,166	183,606
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,586,115
Series 2016J
07/01/2033	3.500%	1,860,000	1,893,666
Series 2018B
07/01/2034	3.625%	3,135,000	3,260,870
Total			11,207,317
Michigan 2.9%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,484,753
City of Detroit Water Supply System
Prerefunded 07/01/21 Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,487,743
Series 2011C
07/01/2041	5.000%	1,025,000	1,053,833
Grand Rapids Economic Development Corp.
Refunding Revenue Bonds
Clark Retirement Community
Series 2019A
04/01/2054	5.750%	2,000,000	1,889,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	3,580,000	3,963,883
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	686,316
Michigan Finance Authority(h)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	4,492,500
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	415,000	525,772
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	5,910,650
Total			21,495,150
Minnesota 1.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,298,925
07/01/2050	6.125%	1,500,000	1,387,680
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	1,970,000	1,826,446
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	501,365
05/01/2051	5.000%	1,500,000	1,475,565
Minneapolis/St. Paul Housing Finance Board(f)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA)
12/01/2038	5.000%	99	99

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,245,000	1,837,533
Total			10,327,613
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,154,201
Series 1992B
04/01/2022	6.700%	230,000	248,048
Total			2,402,249
Missouri 1.3%
Kansas City Industrial Development Authority(e)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,900,000	1,843,304
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,746,330
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,919,630
Total			9,509,264
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,213,090
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,369,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.0%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	522,217
City of Reno(e),(h)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	18,500,000	2,656,970
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,634,689
Series 2018A
12/15/2048	5.000%	1,500,000	1,560,840
Total			7,374,716
New Hampshire 1.1%
New Hampshire Business Finance Authority(e),(f)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/20)
07/01/2045	3.750%	1,855,000	1,852,922
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,889,575
New Hampshire Health and Education Facilities Authority Act(g)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	2,500,000	1,955,550
Total			7,698,047
New Jersey 5.5%
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	326,903

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	30,597
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,149,800
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	463,955
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	897,878
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,406,352
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,328,580
Series 2015WW
06/15/2040	5.250%	350,000	391,647
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,099,020
New Jersey Higher Education Student Assistance Authority(f)
Subordinated Revenue Bonds
Series 2013-1B
12/01/2043	4.750%	5,000,000	5,239,450
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,484,170
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,941,750
Series 2019
12/15/2039	5.000%	640,000	759,891
Revenue Bonds
Series 2019BB
06/15/2044	5.000%	1,000,000	1,155,010
06/15/2050	5.000%	4,945,000	5,661,530
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,925,105
Series 2019
06/15/2046	5.000%	5,000,000	5,753,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Jersey Port Corp.(f)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	665,412
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2032	4.000%	1,000,000	1,225,480
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	991,972
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,180,287
Total			40,078,752
New York 4.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,472,544
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	822,574
Taxable International Leadership
Series 2016
07/01/2021	5.000%	20,000	19,968
Glen Cove Local Economic Assistance Corp.(i)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,420,000
Jefferson County Industrial Development Agency(e),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,548,574
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	2,000,000	2,084,880
BAN Series 2019F
11/15/2022	5.000%	1,200,000	1,256,736
Green Bonds
Series 2020C-1
11/15/2055	5.250%	4,000,000	4,685,640

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Tobacco Settlement Corp.(h)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,137,750
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,368,725
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	5,500,000	6,389,570
10/01/2045	4.375%	2,500,000	2,772,700
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	3,000,000	3,120,660
Port Authority of New York & New Jersey(f)
Revenue Bonds
Consolidated Bonds - 218th Series
Series 2019
11/01/2047	4.000%	1,000,000	1,135,360
Total			33,235,681
North Carolina 2.6%
Durham Housing Authority(f)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,902,759	3,214,138
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	3,500,000	3,741,500
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,383,628
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,083,930
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,217,432
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,429,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,558,228
North Carolina Turnpike Authority(h)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,091,900
Total			18,719,976
North Dakota 0.4%
City of Fargo
Prerefunded 11/01/21 Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,634,225
Ohio 3.9%
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	15,500,000	17,418,125
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,934,306
Hickory Chase Community Authority(e)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,410,000	1,454,824
Lake County Port & Economic Development Authority(e),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	1,981,504
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	519,515
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	549,090
State of Ohio(f)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
12/31/2039	5.000%	4,100,000	4,652,434
Total			28,509,798

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.8%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,043,640
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,256,701
State of Oregon Housing & Community Services Department
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,405,000	1,542,929
Total			5,843,270
Pennsylvania 3.7%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,571,074
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,833,650
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,821,952
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,982,612
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,071,190
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,649,856
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(e),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	2,338,600
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,888,937
06/30/2042	5.000%	3,700,000	4,209,601
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,155,811
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,931,352
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,150,650
Total			26,605,285
Puerto Rico 2.7%
Commonwealth of Puerto Rico(g),(j)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	3,100,000	2,022,750
Puerto Rico Electric Power Authority(g),(j)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,495,000
Series 2010XX
07/01/2040	0.000%	7,000,000	5,250,000
Puerto Rico Sales Tax Financing Corp.(h),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	28,500,000	8,518,935
Puerto Rico Sales Tax Financing Corp. Sales Tax(j)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,000,000	2,200,940
Total			19,487,625
Rhode Island 0.2%
Rhode Island Student Loan Authority(f)
Refunding Revenue Bonds
Series 2018A
12/01/2034	3.500%	1,550,000	1,594,640

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	1,000,000	1,260,680
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	728,317
05/01/2048	5.125%	1,500,000	1,462,200
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,395,040
Total			7,846,237
Tennessee 1.5%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	5,000,000	4,841,350
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,755,000	6,230,190
Total			11,071,540
Texas 6.0%
City of Houston Airport System(f)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	2,350,000	2,566,999
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	1,600,000	1,811,264
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,973,305
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	3,500,000	3,075,170
Cardinal Bay Senior Living/Village on the Park
Series 2016A-1
07/01/2046	5.000%	950,000	929,822
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,630,000	1,924,029
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	830,000
Series 2015A
07/01/2047	5.000%	1,000,000	830,000
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	1,048,980
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,616,942
Port Beaumont Navigation District(e),(f)
Refunding Revenue Bonds
Jefferson Golf Coast Energy Project
Series 2020A
01/01/2050	4.000%	2,000,000	2,019,460
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,041,680
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,086,780
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,400,480
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,137,620
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,439,733

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,389,538
12/31/2055	5.000%	3,515,000	3,857,150
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	578,030
Total			43,794,482
Utah 0.3%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,396,620
Virginia 3.8%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,426,379
City of Chesapeake Expressway Toll Road(i)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,788,881
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,224,216
Mosaic District Community Development Authority
Prerefunded 03/01/21 Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,540,825
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	5,025,250
Virginia Small Business Financing Authority(f)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	7,925,000	9,037,115
Total			28,042,666
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 3.9%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	3,825,000	3,912,860
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,666,017
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,370,925
12/01/2045	6.250%	2,500,000	2,726,125
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,220,000	1,221,269
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,122,650
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,215,787
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	5,000,000	5,179,750
Total			28,415,383
Wisconsin 2.9%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,926,543
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,768,368
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,425,902
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	1,500,000	1,520,460

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia High Yield Municipal Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(f)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	630,000	677,603
Wisconsin Center District(h),(k)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	3,916,620
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,038,640
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	906,057
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	768,353
Total			20,948,546
Total Municipal Bonds (Cost $685,456,374)			707,789,040

Municipal Bonds Held in Trust 1.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.3%
North Carolina Medical Care Commission(l)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	8,320,000	9,543,851
Total Municipal Bonds Held in Trust (Cost $9,178,041)			9,543,851

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(m)	205,350	205,330
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.037%(m)	572,183	572,183
Total Money Market Funds (Cost $777,533)		777,513
Total Investments in Securities (Cost $708,187,934)		730,920,758
Other Assets & Liabilities, Net		(1,303,558)
Net Assets		$729,617,200

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $157,354, which represents 0.02% of total net assets.
(b)	Valuation based on significant unobservable inputs.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2020.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $98,260,081, which represents 13.47% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $24,110,610, which represents 3.30% of total net assets.
(h)	Zero coupon bond.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2020.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2020, the total value of these securities amounted to $19,487,625, which represents 2.67% of total net assets.
(k)	Represents a security purchased on a when-issued basis.
(l)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	157,354	157,354
Exchange-Traded Fixed Income Funds	10,353,000	—	—	10,353,000
Floating Rate Notes	—	2,300,000	—	2,300,000
Municipal Bonds	—	707,789,040	—	707,789,040
Municipal Bonds Held in Trust	—	9,543,851	—	9,543,851
Money Market Funds	777,513	—	—	777,513
Total Investments in Securities	11,130,513	719,632,891	157,354	730,920,758
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia High Yield Municipal Fund | Semiannual Report 2020

Statement of Assets and Liabilities
November 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $708,187,934)	$730,920,758
Receivable for:
Investments sold	177,890
Capital shares sold	1,389,011
Interest	10,246,646
Expense reimbursement due from Investment Manager	1,278
Prepaid expenses	3,079
Trustees’ deferred compensation plan	153,858
Other assets	8,161
Total assets	742,900,681
Liabilities
Due to custodian	15,437
Short-term floating rate notes outstanding	6,240,000
Payable for:
Investments purchased on a delayed delivery basis	3,606,480
Capital shares purchased	1,148,919
Distributions to shareholders	1,982,142
Management services fees	32,147
Distribution and/or service fees	5,515
Transfer agent fees	61,169
Compensation of board members	751
Compensation of chief compliance officer	54
Other expenses	37,009
Trustees’ deferred compensation plan	153,858
Total liabilities	13,283,481
Net assets applicable to outstanding capital stock	$729,617,200
Represented by
Paid in capital	719,222,166
Total distributable earnings (loss)	10,395,034
Total - representing net assets applicable to outstanding capital stock	$729,617,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	21

Statement of Assets and Liabilities  (continued)
November 30, 2020 (Unaudited)
Class A
Net assets	$169,818,810
Shares outstanding	16,015,283
Net asset value per share	$10.60
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.93
Advisor Class
Net assets	$7,065,942
Shares outstanding	665,653
Net asset value per share	$10.62
Class C
Net assets	$41,787,716
Shares outstanding	3,941,162
Net asset value per share	$10.60
Institutional Class
Net assets	$490,456,213
Shares outstanding	46,246,873
Net asset value per share	$10.61
Institutional 2 Class
Net assets	$18,295,697
Shares outstanding	1,726,615
Net asset value per share	$10.60
Institutional 3 Class
Net assets	$2,192,822
Shares outstanding	206,302
Net asset value per share	$10.63
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia High Yield Municipal Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended November 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,566
Interest	16,021,251
Total income	16,027,817
Expenses:
Management services fees	1,987,859
Distribution and/or service fees
Class A	172,945
Class C	205,489
Transfer agent fees
Class A	83,111
Advisor Class	2,989
Class C	20,790
Institutional Class	238,452
Institutional 2 Class	5,080
Institutional 3 Class	134
Compensation of board members	15,367
Custodian fees	2,425
Printing and postage fees	13,654
Registration fees	57,821
Audit fees	20,076
Legal fees	10,066
Interest on inverse floater program	55,652
Compensation of chief compliance officer	131
Other	11,321
Total expenses	2,903,362
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,615)
Fees waived by distributor
Class C	(26,919)
Expense reduction	(340)
Total net expenses	2,818,488
Net investment income	13,209,329
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	403,879
Futures contracts	(65,904)
Net realized gain	337,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	45,295,528
Net change in unrealized appreciation (depreciation)	45,295,528
Net realized and unrealized gain	45,633,503
Net increase in net assets resulting from operations	$58,842,832
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	23

Statement of Changes in Net Assets
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations
Net investment income	$13,209,329	$32,434,950
Net realized gain (loss)	337,975	(958,038)
Net change in unrealized appreciation (depreciation)	45,295,528	(59,567,770)
Net increase (decrease) in net assets resulting from operations	58,842,832	(28,090,858)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,946,987)	(7,431,118)
Advisor Class	(112,428)	(224,558)
Class C	(602,851)	(1,703,982)
Institutional Class	(8,939,091)	(23,064,873)
Institutional 2 Class	(323,900)	(703,071)
Institutional 3 Class	(40,609)	(91,772)
Total distributions to shareholders	(12,965,866)	(33,219,374)
Decrease in net assets from capital stock activity	(28,438,950)	(17,349,716)
Total increase (decrease) in net assets	17,438,016	(78,659,948)
Net assets at beginning of period	712,179,184	790,839,132
Net assets at end of period	$729,617,200	$712,179,184
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia High Yield Municipal Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2020 (Unaudited)		May 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,321,946	13,736,769	4,743,875	50,636,888
Distributions reinvested	246,674	2,576,766	623,120	6,613,618
Redemptions	(2,063,365)	(21,463,502)	(4,925,507)	(51,080,067)
Net increase (decrease)	(494,745)	(5,149,967)	441,488	6,170,439
Advisor Class
Subscriptions	299,706	3,127,324	369,414	3,871,871
Distributions reinvested	10,746	112,428	21,162	224,150
Redemptions	(201,492)	(2,105,040)	(328,256)	(3,480,602)
Net increase	108,960	1,134,712	62,320	615,419
Class C
Subscriptions	140,564	1,459,963	1,021,502	10,981,493
Distributions reinvested	54,821	572,632	147,796	1,569,311
Redemptions	(530,503)	(5,524,845)	(1,659,630)	(17,394,883)
Net decrease	(335,118)	(3,492,250)	(490,332)	(4,844,079)
Institutional Class
Subscriptions	2,729,340	28,379,982	11,219,402	117,355,858
Distributions reinvested	422,453	4,413,601	1,048,863	11,137,008
Redemptions	(5,285,440)	(55,149,604)	(14,959,873)	(154,813,924)
Net decrease	(2,133,647)	(22,356,021)	(2,691,608)	(26,321,058)
Institutional 2 Class
Subscriptions	480,161	5,013,521	2,423,889	25,545,461
Distributions reinvested	31,023	323,898	66,367	702,661
Redemptions	(362,590)	(3,797,981)	(1,924,203)	(19,631,308)
Net increase	148,594	1,539,438	566,053	6,616,814
Institutional 3 Class
Subscriptions	17,593	184,828	70,416	749,015
Distributions reinvested	3,825	40,047	8,554	90,787
Redemptions	(32,515)	(339,737)	(41,073)	(427,053)
Net increase (decrease)	(11,097)	(114,862)	37,897	412,749
Total net decrease	(2,717,053)	(28,438,950)	(2,074,182)	(17,349,716)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2020 (Unaudited)	$9.96	0.18	0.64	0.82	(0.18)	(0.18)
Year Ended 5/31/2020	$10.74	0.42	(0.77)	(0.35)	(0.43)	(0.43)
Year Ended 5/31/2019	$10.56	0.43	0.23	0.66	(0.48)	(0.48)
Year Ended 5/31/2018	$10.64	0.43	(0.05)	0.38	(0.46)	(0.46)
Year Ended 5/31/2017	$10.90	0.45	(0.26)	0.19	(0.45)	(0.45)
Year Ended 5/31/2016	$10.71	0.47	0.19	0.66	(0.47)	(0.47)
Advisor Class
Six Months Ended 11/30/2020 (Unaudited)	$9.97	0.19	0.65	0.84	(0.19)	(0.19)
Year Ended 5/31/2020	$10.76	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Year Ended 5/31/2019	$10.57	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.65	0.45	(0.05)	0.40	(0.48)	(0.48)
Year Ended 5/31/2017	$10.92	0.47	(0.27)	0.20	(0.47)	(0.47)
Year Ended 5/31/2016	$10.72	0.49	0.20	0.69	(0.49)	(0.49)
Class C
Six Months Ended 11/30/2020 (Unaudited)	$9.96	0.15	0.64	0.79	(0.15)	(0.15)
Year Ended 5/31/2020	$10.74	0.35	(0.77)	(0.42)	(0.36)	(0.36)
Year Ended 5/31/2019	$10.56	0.37	0.22	0.59	(0.41)	(0.41)
Year Ended 5/31/2018	$10.64	0.36	(0.05)	0.31	(0.39)	(0.39)
Year Ended 5/31/2017	$10.90	0.38	(0.26)	0.12	(0.38)	(0.38)
Year Ended 5/31/2016	$10.71	0.40	0.19	0.59	(0.40)	(0.40)
Institutional Class
Six Months Ended 11/30/2020 (Unaudited)	$9.96	0.19	0.65	0.84	(0.19)	(0.19)
Year Ended 5/31/2020	$10.75	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Year Ended 5/31/2019	$10.56	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.64	0.45	(0.05)	0.40	(0.48)	(0.48)
Year Ended 5/31/2017	$10.90	0.47	(0.26)	0.21	(0.47)	(0.47)
Year Ended 5/31/2016	$10.71	0.49	0.19	0.68	(0.49)	(0.49)
Institutional 2 Class
Six Months Ended 11/30/2020 (Unaudited)	$9.95	0.20	0.64	0.84	(0.19)	(0.19)
Year Ended 5/31/2020	$10.74	0.44	(0.77)	(0.33)	(0.46)	(0.46)
Year Ended 5/31/2019	$10.55	0.46	0.23	0.69	(0.50)	(0.50)
Year Ended 5/31/2018	$10.63	0.45	(0.04)	0.41	(0.49)	(0.49)
Year Ended 5/31/2017	$10.90	0.48	(0.27)	0.21	(0.48)	(0.48)
Year Ended 5/31/2016	$10.70	0.50	0.20	0.70	(0.50)	(0.50)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia High Yield Municipal Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2020 (Unaudited)	$10.60	8.26%	0.88%(c),(d)	0.87%(c),(d),(e)	3.46%(c)	11%	$169,819
Year Ended 5/31/2020	$9.96	(3.41%)	0.88%(f),(g)	0.87%(e),(f),(g)	3.98%	46%	$164,388
Year Ended 5/31/2019	$10.74	6.42%	0.88%	0.85%(e)	4.16%	35%	$172,655
Year Ended 5/31/2018	$10.56	3.68%	0.88%	0.85%(e)	4.04%	16%	$132,807
Year Ended 5/31/2017	$10.64	1.81%	0.90%(h)	0.84%(e),(h)	4.21%	21%	$130,917
Year Ended 5/31/2016	$10.90	6.27%	0.95%	0.86%(e)	4.33%	10%	$190,262
Advisor Class
Six Months Ended 11/30/2020 (Unaudited)	$10.62	8.47%	0.69%(c),(d)	0.67%(c),(d),(e)	3.68%(c)	11%	$7,066
Year Ended 5/31/2020	$9.97	(3.30%)	0.68%(f),(g)	0.67%(e),(f),(g)	4.17%	46%	$5,549
Year Ended 5/31/2019	$10.76	6.73%	0.68%	0.65%(e)	4.35%	35%	$5,318
Year Ended 5/31/2018	$10.57	3.89%	0.68%	0.65%(e)	4.24%	16%	$4,752
Year Ended 5/31/2017	$10.65	1.92%	0.71%(h)	0.64%(e),(h)	4.41%	21%	$3,753
Year Ended 5/31/2016	$10.92	6.58%	0.75%	0.66%(e)	4.52%	10%	$4,607
Class C
Six Months Ended 11/30/2020 (Unaudited)	$10.60	7.93%	1.63%(c),(d)	1.49%(c),(d),(e)	2.84%(c)	11%	$41,788
Year Ended 5/31/2020	$9.96	(4.04%)	1.63%(f),(g)	1.52%(e),(f),(g)	3.34%	46%	$42,578
Year Ended 5/31/2019	$10.74	5.73%	1.63%	1.50%(e)	3.50%	35%	$51,214
Year Ended 5/31/2018	$10.56	3.01%	1.63%	1.50%(e)	3.39%	16%	$49,519
Year Ended 5/31/2017	$10.64	1.15%	1.65%(h)	1.48%(e),(h)	3.58%	21%	$51,775
Year Ended 5/31/2016	$10.90	5.58%	1.70%	1.51%(e)	3.67%	10%	$60,144
Institutional Class
Six Months Ended 11/30/2020 (Unaudited)	$10.61	8.47%	0.68%(c),(d)	0.67%(c),(d),(e)	3.66%(c)	11%	$490,456
Year Ended 5/31/2020	$9.96	(3.31%)	0.68%(f),(g)	0.67%(e),(f),(g)	4.19%	46%	$481,793
Year Ended 5/31/2019	$10.75	6.73%	0.68%	0.65%(e)	4.35%	35%	$548,850
Year Ended 5/31/2018	$10.56	3.88%	0.68%	0.65%(e)	4.24%	16%	$562,972
Year Ended 5/31/2017	$10.64	2.01%	0.70%(h)	0.64%(e),(h)	4.43%	21%	$604,031
Year Ended 5/31/2016	$10.90	6.48%	0.75%	0.66%(e)	4.55%	10%	$672,655
Institutional 2 Class
Six Months Ended 11/30/2020 (Unaudited)	$10.60	8.50%	0.64%(c),(d)	0.63%(c),(d)	3.70%(c)	11%	$18,296
Year Ended 5/31/2020	$9.95	(3.28%)	0.64%(f),(g)	0.63%(f),(g)	4.13%	46%	$15,702
Year Ended 5/31/2019	$10.74	6.78%	0.63%	0.60%	4.40%	35%	$10,868
Year Ended 5/31/2018	$10.55	3.92%	0.63%	0.59%	4.30%	16%	$7,767
Year Ended 5/31/2017	$10.63	2.00%	0.61%(h)	0.56%(h)	4.48%	21%	$5,469
Year Ended 5/31/2016	$10.90	6.67%	0.62%	0.57%	4.62%	10%	$7,922
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2020 (Unaudited)	$9.98	0.20	0.64	0.84	(0.19)	(0.19)
Year Ended 5/31/2020	$10.77	0.45	(0.78)	(0.33)	(0.46)	(0.46)
Year Ended 5/31/2019	$10.58	0.47	0.23	0.70	(0.51)	(0.51)
Year Ended 5/31/2018	$10.66	0.46	(0.04)	0.42	(0.50)	(0.50)
Year Ended 5/31/2017(i)	$10.48	0.12	0.18(j)	0.30	(0.12)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
05/31/2017	0.02%	0.02%	0.03%	0.02%	0.02%

(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia High Yield Municipal Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2020 (Unaudited)	$10.63	8.51%	0.60%(c),(d)	0.58%(c),(d)	3.75%(c)	11%	$2,193
Year Ended 5/31/2020	$9.98	(3.21%)	0.59%(f),(g)	0.58%(f),(g)	4.26%	46%	$2,170
Year Ended 5/31/2019	$10.77	6.83%	0.59%	0.56%	4.45%	35%	$1,933
Year Ended 5/31/2018	$10.58	3.99%	0.59%	0.55%	4.41%	16%	$1,533
Year Ended 5/31/2017(i)	$10.66	2.86%	0.61%(c)	0.53%(c)	4.62%(c)	21%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	29

Notes to Financial Statements
November 30, 2020 (Unaudited)
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
30	Columbia High Yield Municipal Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on collateral to the broker and/or
Columbia High Yield Municipal Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
CCP. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(65,904)

Derivative instrument	Average notional amounts ($)
Futures contracts — short	353,733*

*	Based on the ending daily outstanding amounts for the six months ended November 30, 2020.
32	Columbia High Yield Municipal Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Inverse floater program
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding” in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at November 30, 2020 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended November 30, 2020, the average value of short-term floating rate notes outstanding was $6,240,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 0.16% and 0.49%, respectively.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia High Yield Municipal Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2020 was 0.54% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Effective January 1, 2021, under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. This arrangement may be modified or terminated at any time at the sole discretion of the Board of Trustees. Prior to January 1, 2021, the members of the Board of Trustees participated in a Deferred Compensation Plan. Obligations of the Deferred Plan were paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
34	Columbia High Yield Municipal Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2020, these minimum account balance fees reduced total expenses of the Fund by $340.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia High Yield Municipal Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through September 30, 2021 so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees. Prior to September 1, 2020, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.65% annually of the average daily net assets attributable to Class C shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	47,146
Class C	—	1.00(b)	1,664

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	October 1, 2020 through September 30, 2021	Prior to October 1, 2020
Class A	0.85%	0.86%
Advisor Class	0.65	0.66
Class C	1.60	1.61
Institutional Class	0.65	0.66
Institutional 2 Class	0.61	0.62
Institutional 3 Class	0.56	0.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
36	Columbia High Yield Municipal Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
At November 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
708,188,000	47,938,000	(25,205,000)	22,733,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,414,723)	(12,304,402)	(14,719,125)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,076,513 and $77,205,744, respectively, for the six months ended November 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank,
Columbia High Yield Municipal Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
38	Columbia High Yield Municipal Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Columbia High Yield Municipal Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At November 30, 2020, two unaffiliated shareholders of record owned 46.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 14.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
40	Columbia High Yield Municipal Fund | Semiannual Report 2020

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia High Yield Municipal Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia High Yield Municipal Fund | Semiannual Report 2020	41

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the sixty-sixth, sixty-ninth and sixty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
42	Columbia High Yield Municipal Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were both ranked in the fourth quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia High Yield Municipal Fund | Semiannual Report 2020	43

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
44	Columbia High Yield Municipal Fund | Semiannual Report 2020

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Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR161_05_L01_(01/21)

SemiAnnual Report
November 30, 2020
Columbia Adaptive Risk Allocation Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive shareholder reports for Columbia Adaptive Risk Allocation Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that the Fund’s shareholder report is available at the Columbia Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Adaptive Risk Allocation Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended November 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	06/19/12	11.02	9.29	7.89	5.62
	Including sales charges		4.60	3.02	6.61	4.88
Advisor Class*		10/01/14	11.09	9.54	8.15	5.81
Class C	Excluding sales charges	06/19/12	10.46	8.35	7.08	4.82
	Including sales charges		9.46	7.35	7.08	4.82
Institutional Class		06/19/12	11.20	9.55	8.17	5.89
Institutional 2 Class		06/19/12	11.07	9.51	8.16	5.92
Institutional 3 Class*		10/01/14	11.14	9.55	8.23	5.87
Class R		06/19/12	10.86	9.04	7.62	5.36
Modified Blended Benchmark			15.52	12.97	8.58	7.46
New Blended Benchmark			12.76	10.80	8.56	8.79
FTSE Three-Month U.S. Treasury Bill Index			0.06	0.72	1.16	0.70
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Modified Blended Benchmark consists of 60% MSCI ACWI (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index.
The New Blended Benchmark consists of 60% MSCI ACWI (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index.
The Bloomberg Barclays Global Aggregate Bond Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
The Bloomberg Barclays Global Aggregate Bond Hedged Index is an unmanaged index that is comprised of several other Bloomberg Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar.
The MSCI ACWI (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI ACWI All Cap Index (Net) captures large, mid, small and micro cap representation across 23 developed markets countries and large, mid and small cap representation across 23 emerging markets countries.
The MSCI ACWI (Net) Hedged to DM Currencies represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
The FTSE Three-Month U.S. Treasury Bill Index is an unmanaged index that represents the performance of three-month Treasury bills and reflects reinvestment of all distributions and changes in market prices.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net) and MSCI ACWI (Net) Hedged to DM Currencies, which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
4	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at November 30, 2020)
Alternative Strategies Funds	7.8
Common Stocks	6.8
Foreign Government Obligations	10.4
Inflation-Indexed Bonds	13.6
Money Market Funds(a)	39.6
Residential Mortgage-Backed Securities - Agency	7.4
U.S. Treasury Obligations	14.4
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $1,591.3 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure by asset class categories (%)(a) (at November 30, 2020)
Equity Assets	41.7
Inflation-Hedging Assets	22.0
Spread Assets	40.6
Interest Rate Assets	45.2
(a) Percentages are based upon net assets. The percentages do not equal 100% due to the effects of leverage within the Fund’s portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund’s portfolio composition and its market exposure are subject to change. Inflation-Hedging Assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives and notes, and U.S. and non-U.S. inflation-linked bonds. Interest Rate Assets generally include fixed-income securities issued by U.S. and non-U.S. governments. Spread Assets generally include any other fixed-income securities.

Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
June 1, 2020 — November 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,110.20	1,020.27	5.35	5.12	1.00
Advisor Class	1,000.00	1,000.00	1,110.90	1,021.54	4.01	3.84	0.75
Class C	1,000.00	1,000.00	1,104.60	1,016.52	9.28	8.89	1.74
Institutional Class	1,000.00	1,000.00	1,112.00	1,021.54	4.01	3.84	0.75
Institutional 2 Class	1,000.00	1,000.00	1,110.70	1,021.49	4.07	3.89	0.76
Institutional 3 Class	1,000.00	1,000.00	1,111.40	1,021.74	3.80	3.64	0.71
Class R	1,000.00	1,000.00	1,108.60	1,019.01	6.68	6.40	1.25
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Portfolio of Investments
November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 8.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	18,594,633	313,505,513
Total Alternative Strategies Funds (Cost $293,590,803)		313,505,513

Common Stocks 7.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc., Class A	29,437	3,734,672
Total Consumer Discretionary		3,734,672
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
Alexandria Real Estate Equities, Inc.	92,052	15,071,674
American Homes 4 Rent, Class A	303,188	8,707,559
American Tower Corp.	34,753	8,034,894
Americold Realty Trust	182,059	6,213,674
AvalonBay Communities, Inc.	69,736	11,617,320
Boston Properties, Inc.	90,597	8,893,002
Camden Property Trust	54,794	5,415,291
Coresite Realty Corp.	50,509	6,333,324
Corporate Office Properties Trust	148,177	3,945,954
CyrusOne, Inc.	30,078	2,102,753
Digital Realty Trust, Inc.	30,098	4,055,705
Duke Realty Corp.	318,629	12,127,020
Equinix, Inc.	28,155	19,646,277
Equity LifeStyle Properties, Inc.	221,470	12,975,927
Extra Space Storage, Inc.	65,325	7,364,087
Federal Realty Investment Trust	59,498	5,189,416
First Industrial Realty Trust, Inc.	256,483	10,741,508
Four Corners Property Trust, Inc.	109,018	3,053,594
Gaming and Leisure Properties, Inc.	287,884	11,958,701
Healthpeak Properties, Inc.	252,118	7,276,125
Highwoods Properties, Inc.	183,462	7,026,595
Host Hotels & Resorts, Inc.	569,426	7,989,047
Investors Real Estate Trust	83,952	5,826,269
Invitation Homes, Inc.	409,168	11,694,021
Life Storage, Inc.	66,891	7,339,281
Common Stocks (continued)
Issuer	Shares	Value ($)
Medical Properties Trust, Inc.	480,266	9,317,160
National Storage Affiliates Trust	111,535	3,789,959
Outfront Media, Inc.	83,338	1,578,422
Prologis, Inc.	173,975	17,406,199
SITE Centers Corp.	255,180	2,574,766
STORE Capital Corp.	334,420	10,888,715
Sun Communities, Inc.	54,598	7,589,122
Tanger Factory Outlet Centers, Inc.	335,334	3,168,906
Welltower, Inc.	40,919	2,577,079
Total		269,489,346
Total Real Estate		269,489,346
Total Common Stocks (Cost $265,144,715)		273,224,018

Foreign Government Obligations(b),(c) 10.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.2%
Canadian Government Bond
06/01/2028	2.000%	CAD	10,108,000	8,613,441
Chile 0.9%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	22,545,000,000	34,360,518
China 0.9%
China Government Bond
11/21/2029	3.130%	CNY	66,950,000	10,060,691
05/21/2030	2.680%	CNY	164,000,000	23,722,829
Total				33,783,520
France 0.5%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	10,316,000	15,165,843
11/25/2028	0.750%	EUR	4,674,000	6,133,268
05/25/2045	3.250%	EUR	464	957
Total				21,300,068
Indonesia 0.3%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	173,838,000,000	13,056,443
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(d)
03/01/2047	2.700%	EUR	3,517,000	5,376,963
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 3.4%
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	259,152
09/20/2037	0.600%	JPY	549,150,000	5,512,435
06/20/2039	0.300%	JPY	692,250,000	6,549,508
12/20/2039	0.300%	JPY	195,950,000	1,849,892
06/20/2040	0.400%	JPY	4,048,000,000	38,805,307
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,687,752
03/20/2047	0.800%	JPY	604,150,000	6,133,809
06/20/2047	0.800%	JPY	337,300,000	3,425,889
09/20/2047	0.800%	JPY	594,800,000	6,037,075
03/20/2048	0.800%	JPY	585,450,000	5,926,392
03/20/2049	0.500%	JPY	354,700,000	3,306,414
06/20/2049	0.400%	JPY	595,200,000	5,396,896
12/20/2049	0.400%	JPY	136,600,000	1,230,459
06/20/2050	0.600%	JPY	4,252,000,000	40,294,278
09/20/2050	0.600%	JPY	377,000,000	3,565,344
Total				131,980,602
Mexico 1.4%
Mexican Bonos
05/31/2029	8.500%	MXN	558,663,300	33,176,635
Mexico Government International Bond
05/29/2031	7.750%	MXN	391,600,000	22,380,268
Total				55,556,903
South Africa 0.9%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	265,148,000	19,951,177
01/31/2030	8.000%	ZAR	247,517,000	15,008,045
Total				34,959,222
South Korea 0.6%
Korea Treasury Bond
12/10/2028	2.375%	KRW	12,410,000,000	12,034,479
06/10/2029	1.875%	KRW	12,031,000,000	11,189,609
Total				23,224,088
Spain 0.6%
Spain Government Bond(d)
04/30/2029	1.450%	EUR	6,354,000	8,552,097
04/30/2030	0.500%	EUR	6,006,000	7,489,838
07/30/2041	4.700%	EUR	2,868,000	6,113,931
Total				22,155,866
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.9%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	16,161,982
06/07/2032	4.250%	GBP	5,928,000	11,308,167
01/22/2045	3.500%	GBP	3,257,133	6,870,054
Total				34,340,203
Total Foreign Government Obligations (Cost $392,657,122)				418,707,837

Inflation-Indexed Bonds(b) 14.0%

Australia 0.4%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,186,705	3,424,826
08/21/2035	2.000%	AUD	3,371,962	3,355,995
08/21/2040	1.250%	AUD	2,067,806	1,934,484
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	10,007,038	8,781,588
Total				17,496,893
Brazil 0.1%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	18,957,137	4,187,966
Canada 1.0%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	17,042,032	17,266,493
12/01/2031	4.000%	CAD	7,583,382	8,932,830
12/01/2036	3.000%	CAD	5,166,717	6,291,335
12/01/2041	2.000%	CAD	4,651,609	5,433,016
Total				37,923,674
France 0.6%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	4,685,287	6,771,123
07/25/2032	3.150%	EUR	2,220,107	4,152,426
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	7,647,251	9,713,881
07/25/2040	1.800%	EUR	1,922,674	3,785,804
Total				24,423,234
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	3,124,784	4,523,601
05/15/2028	1.300%	EUR	2,718,578	3,616,350
09/15/2035	2.350%	EUR	959,181	1,562,483
09/15/2041	2.550%	EUR	666,575	1,178,345
Total				10,880,779

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.6%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	797,519,040	7,650,540
03/10/2027	0.100%	JPY	1,525,691,593	14,642,674
03/10/2028	0.100%	JPY	251,490,000	2,418,549
Total				24,711,763
New Zealand 0.2%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	3,113,277	2,891,315
09/20/2035	2.500%	NZD	3,096,693	2,973,359
Total				5,864,674
South Africa 0.1%
Republic of South Africa Government Bond - CPI Linked
12/31/2050	2.500%	ZAR	82,531,185	3,375,081
United Kingdom 4.5%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,568,483	12,628,999
03/22/2029	0.125%	GBP	12,228,457	20,959,617
03/22/2034	0.750%	GBP	9,034,439	18,758,605
11/22/2037	1.125%	GBP	9,799,182	23,542,423
03/22/2044	0.125%	GBP	10,340,852	24,386,560
03/22/2052	0.250%	GBP	12,868,662	36,476,126
11/22/2056	0.125%	GBP	6,137,495	18,579,567
11/22/2065	0.125%	GBP	3,846,722	14,191,197
03/22/2068	0.125%	GBP	1,910,527	7,574,110
Total				177,097,204
United States 6.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		23,259,496	23,584,892
01/15/2024	0.625%		46,006,567	48,863,557
01/15/2025	0.250%		34,076,889	36,320,372
07/15/2027	0.375%		23,004,112	25,519,164
01/15/2028	0.500%		21,533,262	24,095,851
07/15/2028	0.750%		12,325,630	14,154,188
01/15/2029	0.875%		19,932,580	23,130,724
07/15/2029	0.250%		7,780,111	8,677,942
02/15/2042	0.750%		7,518,321	9,511,461
02/15/2043	0.625%		7,465,001	9,256,512
02/15/2045	0.750%		7,181,199	9,212,732
02/15/2048	1.000%		7,713,521	10,694,923
Total				243,022,318
Total Inflation-Indexed Bonds (Cost $489,466,137)				548,983,586

Residential Mortgage-Backed Securities - Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(e)
12/21/2050	3.000%	17,000,000	17,711,875
12/21/2050	3.500%	39,646,000	41,871,790
12/21/2050	4.000%	9,000,000	9,528,750
Uniform Mortgage-Backed Security TBA(e)
12/16/2035	2.500%	19,748,328	20,535,947
12/16/2035- 12/14/2050	3.000%	53,100,000	55,494,817
12/14/2050	3.500%	64,330,000	67,853,072
12/14/2050	4.000%	31,000,000	33,071,914
12/14/2050	4.500%	49,100,000	53,212,021
Total Residential Mortgage-Backed Securities - Agency (Cost $299,197,536)			299,280,186

U.S. Treasury Obligations 14.7%

U.S. Treasury
08/31/2026	1.375%	22,249,000	23,404,905
08/15/2027	2.250%	32,673,000	36,287,450
11/15/2027	2.250%	31,548,000	35,107,009
08/15/2028	2.875%	79,203,500	92,321,580
11/15/2028	3.125%	26,771,100	31,815,779
05/15/2029	2.375%	26,004,000	29,502,350
08/15/2029	1.625%	100,050,500	107,476,123
11/15/2029	1.750%	25,254,000	27,424,266
02/15/2030	1.500%	24,906,000	26,482,083
08/15/2030	0.625%	171,228,000	167,883,703
Total U.S. Treasury Obligations (Cost $567,154,126)			577,705,248

Money Market Funds 40.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(a),(f)	1,591,444,469	1,591,285,325
Total Money Market Funds (Cost $1,591,371,746)		1,591,285,325
Total Investments in Securities (Cost: $3,898,582,185)		4,022,691,713
Other Assets & Liabilities, Net		(99,785,155)
Net Assets		3,922,906,558

At November 30, 2020, securities and/or cash totaling $244,961,748 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
68,622,000 CNY	10,427,291 USD	Citi	12/18/2020	18,199	—
142,000,000,000 IDR	10,050,251 USD	Citi	12/18/2020	24,483	—
3,290,724,000 KRW	2,973,859 USD	Citi	12/18/2020	3,145	—
741,000 MXN	36,298 USD	Citi	12/18/2020	—	(301)
26,061,665,000 CLP	34,067,536 USD	Goldman Sachs International	12/18/2020	—	(151,795)
76,658,420,000 IDR	5,434,840 USD	Goldman Sachs International	12/18/2020	22,449	—
172,689,097 GBP	228,948,269 USD	HSBC	12/18/2020	—	(1,347,750)
30,087,079,280 JPY	288,852,507 USD	HSBC	12/18/2020	535,879	—
1,120,508,000 MXN	55,036,937 USD	HSBC	12/18/2020	—	(306,830)
31,999,000 NOK	3,534,778 USD	HSBC	12/18/2020	—	(62,726)
8,700,000 NZD	5,998,145 USD	HSBC	12/18/2020	—	(102,526)
53,000 PLN	14,019 USD	HSBC	12/18/2020	—	(104)
101,815,000 SEK	11,817,380 USD	HSBC	12/18/2020	—	(59,156)
4,798,000 SGD	3,574,816 USD	HSBC	12/18/2020	—	(2,739)
9,129,925 USD	952,452,000 JPY	HSBC	12/18/2020	—	(2,826)
37,188,460 USD	336,653,000 NOK	HSBC	12/18/2020	659,919	—
38,356,416 USD	55,634,000 NZD	HSBC	12/18/2020	655,623	—
502,919 USD	4,333,000 SEK	HSBC	12/18/2020	2,517	—
39,165,006 USD	334,992,000 SEK	HSBC	12/18/2020	—	(88,795)
453,402,000 ZAR	29,318,892 USD	HSBC	12/18/2020	108,992	—
55,586,000 NZD	38,996,803 USD	HSBC	12/21/2020	18,144	—
58,054,000 AUD	42,428,766 USD	Morgan Stanley	12/18/2020	—	(194,435)
61,384,000 CAD	46,923,206 USD	Morgan Stanley	12/18/2020	—	(349,705)
32,373,000 CHF	35,571,598 USD	Morgan Stanley	12/18/2020	—	(79,069)
54,971,000 DKK	8,763,232 USD	Morgan Stanley	12/18/2020	—	(50,976)
165,980,300 EUR	197,052,974 USD	Morgan Stanley	12/18/2020	—	(1,057,900)
51,841,000 GBP	68,747,543 USD	Morgan Stanley	12/18/2020	—	(386,967)
80,410,000 HKD	10,371,763 USD	Morgan Stanley	12/18/2020	—	(2,629)
36,049,320 USD	47,159,000 CAD	Morgan Stanley	12/18/2020	268,665	—
4,135,733 USD	3,751,000 CHF	Morgan Stanley	12/18/2020	—	(4,956)
5,885,987 USD	4,930,000 EUR	Morgan Stanley	12/18/2020	—	(1,634)
176,340,000 ZAR	11,410,564 USD	Morgan Stanley	12/18/2020	50,064	—
23,334,000 BRL	4,351,572 USD	Standard Chartered	12/18/2020	—	(2,967)
159,739,000 CNY	24,287,517 USD	Standard Chartered	12/18/2020	57,125	—
22,705,072,000 KRW	20,521,576 USD	Standard Chartered	12/18/2020	24,482	—
Total				2,449,686	(4,256,786)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	743	12/2020	AUD	110,504,889	103,932	—
Canadian Government 10-Year Bond	523	03/2021	CAD	77,843,320	15,165	—
Euro-BTP	257	12/2020	EUR	38,848,120	1,196,152	—
Euro-Bund	124	12/2020	EUR	21,731,000	176,753	—
Euro-Buxl 30-Year	41	12/2020	EUR	9,287,320	191,589	—
Euro-OAT	342	12/2020	EUR	58,075,020	576,723	—
Long Gilt	536	03/2021	GBP	71,925,840	—	(6,036)
MSCI EAFE Index	3,198	12/2020	USD	325,076,700	23,528,703	—
MSCI Emerging Markets Index	3,011	12/2020	USD	181,006,265	18,090,961	—
MSCI Emerging Markets Index	491	12/2020	USD	29,516,465	—	(11,439)
Russell 2000 Index E-mini	426	12/2020	USD	38,768,130	6,682,527	—
S&P 500 Index E-mini	4,361	12/2020	USD	790,038,760	62,645,545	—
S&P/TSX 60 Index	238	12/2020	CAD	48,699,560	2,237,902	—
U.S. Long Bond	275	03/2021	USD	48,099,219	—	(138,098)
U.S. Treasury 10-Year Note	1,408	03/2021	USD	194,546,000	90,267	—
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	264	03/2021	USD	33,272,250	28,334	—
U.S. Ultra Bond 10-Year Note	713	03/2021	USD	112,030,125	—	(118,581)
Total					115,564,553	(274,154)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(241)	12/2020	JPY	(4,230,755,000)	—	(3,922,189)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.649	USD	446,820,000	13,794,300	—	—	13,794,300	—
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	3.040	USD	538,786,000	30,295,708	—	—	30,295,708	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.502	USD	307,350,000	971,733	—	—	971,733	—
Total								45,061,741	—	—	45,061,741	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	158,710,946	262,528,000	(133,970,107)	26,236,674	313,505,513	—	9,029,894	—	18,594,633
Columbia Short-Term Cash Fund, 0.122%
	1,221,418,023	3,162,248,738	(2,792,148,521)	(232,915)	1,591,285,325	—	826	1,075,353	1,591,444,469
Total	1,380,128,969			26,003,759	1,904,790,838	—	9,030,720	1,075,353

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $318,935,884, which represents 8.13% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	313,505,513	—	—	313,505,513
Common Stocks
Consumer Discretionary	3,734,672	—	—	3,734,672
Real Estate	269,489,346	—	—	269,489,346
Total Common Stocks	273,224,018	—	—	273,224,018
Foreign Government Obligations	—	418,707,837	—	418,707,837
Inflation-Indexed Bonds	—	548,983,586	—	548,983,586
Residential Mortgage-Backed Securities - Agency	—	299,280,186	—	299,280,186
U.S. Treasury Obligations	577,705,248	—	—	577,705,248
Money Market Funds	1,591,285,325	—	—	1,591,285,325
Total Investments in Securities	2,755,720,104	1,266,971,609	—	4,022,691,713
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,449,686	—	2,449,686
Futures Contracts	115,564,553	—	—	115,564,553
Swap Contracts	—	45,061,741	—	45,061,741
Liability
Forward Foreign Currency Exchange Contracts	—	(4,256,786)	—	(4,256,786)
Futures Contracts	(4,196,343)	—	—	(4,196,343)
Total	2,867,088,314	1,310,226,250	—	4,177,314,564
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
November 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Statement of Assets and Liabilities
November 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,013,619,636)	$2,117,900,875
Affiliated issuers (cost $1,884,962,549)	1,904,790,838
Cash	534,006
Foreign currency (cost $6,115,041)	6,118,542
Cash collateral held at broker for:
TBA	423,000
Margin deposits on:
Futures contracts	118,744,865
Swap contracts	125,793,883
Unrealized appreciation on forward foreign currency exchange contracts	2,449,686
Receivable for:
Investments sold	512,109
Capital shares sold	7,479,647
Dividends	491,622
Interest	8,035,404
Foreign tax reclaims	115,029
Variation margin for futures contracts	572,049
Variation margin for swap contracts	2,023,935
Prepaid expenses	13,973
Trustees’ deferred compensation plan	112,642
Other assets	27,968
Total assets	4,296,140,073
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	4,256,786
Payable for:
Investments purchased	46,805,890
Investments purchased on a delayed delivery basis	299,608,676
Capital shares purchased	2,310,237
Variation margin for futures contracts	19,238,055
Variation margin for swap contracts	440,783
Foreign capital gains taxes deferred	20,890
Management services fees	219,224
Distribution and/or service fees	12,120
Transfer agent fees	138,578
Compensation of chief compliance officer	184
Other expenses	69,450
Trustees’ deferred compensation plan	112,642
Total liabilities	373,233,515
Net assets applicable to outstanding capital stock	$3,922,906,558
Represented by
Paid in capital	3,596,924,865
Total distributable earnings (loss)	325,981,693
Total - representing net assets applicable to outstanding capital stock	$3,922,906,558
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	15

Statement of Assets and Liabilities  (continued)
November 30, 2020 (Unaudited)
Class A
Net assets	$162,481,262
Shares outstanding	14,278,349
Net asset value per share	$11.38
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.07
Advisor Class
Net assets	$53,003,104
Shares outstanding	4,600,049
Net asset value per share	$11.52
Class C
Net assets	$106,454,545
Shares outstanding	9,781,054
Net asset value per share	$10.88
Institutional Class
Net assets	$3,524,773,599
Shares outstanding	306,094,471
Net asset value per share	$11.52
Institutional 2 Class
Net assets	$56,886,080
Shares outstanding	4,928,797
Net asset value per share	$11.54
Institutional 3 Class
Net assets	$18,856,376
Shares outstanding	1,629,269
Net asset value per share	$11.57
Class R
Net assets	$451,592
Shares outstanding	40,226
Net asset value per share	$11.23
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended November 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,763,339
Dividends — affiliated issuers	1,075,353
Interest	10,289,401
Foreign taxes withheld	(235,261)
Total income	15,892,832
Expenses:
Management services fees	12,180,546
Distribution and/or service fees
Class A	192,692
Class C	509,346
Class R	1,046
Transfer agent fees
Class A	37,716
Advisor Class	12,323
Class C	24,931
Institutional Class	788,277
Institutional 2 Class	13,013
Institutional 3 Class	876
Class R	103
Compensation of board members	37,232
Custodian fees	72,275
Printing and postage fees	50,653
Registration fees	127,372
Audit fees	25,158
Legal fees	45,390
Interest on collateral	55
Compensation of chief compliance officer	576
Other	30,245
Total expenses	14,149,825
Net investment income	1,743,007
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	30,718,466
Investments — affiliated issuers	9,030,720
Foreign currency translations	423,004
Forward foreign currency exchange contracts	(87,342,647)
Futures contracts	206,783,086
Swap contracts	36,759,956
Net realized gain	196,372,585
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	41,356,784
Investments — affiliated issuers	26,003,759
Foreign currency translations	508,627
Forward foreign currency exchange contracts	19,170,730
Futures contracts	56,143,963
Swap contracts	30,412,119
Foreign capital gains tax	(20,890)
Net change in unrealized appreciation (depreciation)	173,575,092
Net realized and unrealized gain	369,947,677
Net increase in net assets resulting from operations	$371,690,684
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations
Net investment income	$1,743,007	$28,628,287
Net realized gain	196,372,585	30,429,226
Net change in unrealized appreciation (depreciation)	173,575,092	107,869,576
Net increase in net assets resulting from operations	371,690,684	166,927,089
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(9,500,451)
Advisor Class	—	(2,950,003)
Class C	—	(6,518,987)
Institutional Class	—	(193,500,858)
Institutional 2 Class	—	(2,241,416)
Institutional 3 Class	—	(1,052,791)
Class R	—	(24,678)
Total distributions to shareholders	—	(215,789,184)
Increase in net assets from capital stock activity	374,785,716	325,270,491
Total increase in net assets	746,476,400	276,408,396
Net assets at beginning of period	3,176,430,158	2,900,021,762
Net assets at end of period	$3,922,906,558	$3,176,430,158
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	November 30, 2020 (Unaudited)		May 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,777,708	19,129,042	3,643,924	38,491,878
Distributions reinvested	—	—	870,313	9,242,723
Redemptions	(1,256,083)	(13,574,952)	(2,263,188)	(23,881,177)
Net increase	521,625	5,554,090	2,251,049	23,853,424
Advisor Class
Subscriptions	1,199,740	12,804,094	2,138,940	22,909,172
Distributions reinvested	—	—	274,751	2,948,085
Redemptions	(583,486)	(6,378,087)	(1,312,832)	(13,787,328)
Net increase	616,254	6,426,007	1,100,859	12,069,929
Class C
Subscriptions	713,470	7,427,165	1,727,484	17,550,503
Distributions reinvested	—	—	623,361	6,376,981
Redemptions	(590,745)	(6,147,040)	(2,107,898)	(21,508,517)
Net increase	122,725	1,280,125	242,947	2,418,967
Institutional Class
Subscriptions	56,567,398	619,806,279	71,682,680	759,486,708
Distributions reinvested	—	—	17,517,511	187,787,720
Redemptions	(25,034,343)	(274,646,471)	(62,974,993)	(679,443,998)
Net increase	31,533,055	345,159,808	26,225,198	267,830,430
Institutional 2 Class
Subscriptions	2,195,444	24,394,670	2,778,130	29,854,974
Distributions reinvested	—	—	208,483	2,241,198
Redemptions	(1,004,347)	(10,918,952)	(1,368,060)	(14,372,694)
Net increase	1,191,097	13,475,718	1,618,553	17,723,478
Institutional 3 Class
Subscriptions	347,443	3,712,443	158,518	1,727,852
Distributions reinvested	—	—	97,734	1,052,591
Redemptions	(78,664)	(868,625)	(128,981)	(1,351,365)
Net increase	268,779	2,843,818	127,271	1,429,078
Class R
Subscriptions	6,730	70,849	4,351	46,482
Distributions reinvested	—	—	2,331	24,474
Redemptions	(2,347)	(24,699)	(11,908)	(125,771)
Net increase (decrease)	4,383	46,150	(5,226)	(54,815)
Total net increase	34,257,918	374,785,716	31,560,651	325,270,491
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2020 (Unaudited)	$10.25	(0.01)	1.14	—	1.13	—	—	—
Year Ended 5/31/2020	$10.44	0.08	0.51	—	0.59	(0.26)	(0.52)	(0.78)
Year Ended 5/31/2019	$10.81	0.20	0.01	—	0.21	(0.35)	(0.23)	(0.58)
Year Ended 5/31/2018	$10.83	0.04	0.72	—	0.76	—	(0.78)	(0.78)
Year Ended 5/31/2017	$10.01	(0.01)	1.03	0.00(f)	1.02	(0.10)	(0.10)	(0.20)
Year Ended 5/31/2016	$10.17	(0.03)	(0.03)(h)	—	(0.06)	—	(0.10)	(0.10)
Advisor Class
Six Months Ended 11/30/2020 (Unaudited)	$10.37	0.01	1.14	—	1.15	—	—	—
Year Ended 5/31/2020	$10.55	0.10	0.53	—	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.92	0.23	0.01	—	0.24	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.92	0.07	0.71	—	0.78	(0.00)(f)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.08	0.02	1.05	0.00(f)	1.07	(0.13)	(0.10)	(0.23)
Year Ended 5/31/2016	$10.21	(0.01)	(0.02)(h)	—	(0.03)	—	(0.10)	(0.10)
Class C
Six Months Ended 11/30/2020 (Unaudited)	$9.85	(0.05)	1.08	—	1.03	—	—	—
Year Ended 5/31/2020	$10.05	0.00(f)	0.50	—	0.50	(0.18)	(0.52)	(0.70)
Year Ended 5/31/2019	$10.42	0.11	0.02	—	0.13	(0.27)	(0.23)	(0.50)
Year Ended 5/31/2018	$10.55	(0.04)	0.69	—	0.65	—	(0.78)	(0.78)
Year Ended 5/31/2017	$9.75	(0.08)	1.01	0.00(f)	0.93	(0.03)	(0.10)	(0.13)
Year Ended 5/31/2016	$9.98	(0.10)	(0.03)(h)	—	(0.13)	—	(0.10)	(0.10)
Institutional Class
Six Months Ended 11/30/2020 (Unaudited)	$10.36	0.01	1.15	—	1.16	—	—	—
Year Ended 5/31/2020	$10.55	0.11	0.51	—	0.62	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.91	0.22	0.03	—	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.91	0.06	0.72	—	0.78	(0.00)(f)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.08	0.05	1.01	0.00(f)	1.06	(0.13)	(0.10)	(0.23)
Year Ended 5/31/2016	$10.21	(0.01)	(0.02)(h)	—	(0.03)	—	(0.10)	(0.10)
Institutional 2 Class
Six Months Ended 11/30/2020 (Unaudited)	$10.39	0.01	1.14	—	1.15	—	—	—
Year Ended 5/31/2020	$10.57	0.10	0.53	—	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.93	0.22	0.03	—	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.93	0.06	0.72	—	0.78	(0.00)(f)	(0.78)	(0.78)
Year Ended 5/31/2017	$10.10	0.03	1.03	0.00(f)	1.06	(0.13)	(0.10)	(0.23)
Year Ended 5/31/2016	$10.22	0.00(f)	(0.02)(h)	—	(0.02)	—	(0.10)	(0.10)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2020 (Unaudited)	$11.38	11.02%	1.00%(c),(d)	1.00%(c),(d)	(0.11%)(c)	139%	$162,481
Year Ended 5/31/2020	$10.25	5.41%	1.01%(d)	1.01%(d),(e)	0.74%	314%	$141,074
Year Ended 5/31/2019	$10.44	2.33%	1.00%	1.00%(e)	1.87%	203%	$120,147
Year Ended 5/31/2018	$10.81	7.07%	0.99%	0.99%(e)	0.33%	210%	$132,920
Year Ended 5/31/2017	$10.83	10.35%(g)	0.99%	0.99%(e)	(0.07%)	396%	$100,790
Year Ended 5/31/2016	$10.01	(0.55%)	1.15%	1.07%(e)	(0.32%)	254%	$140,291
Advisor Class
Six Months Ended 11/30/2020 (Unaudited)	$11.52	11.09%	0.75%(c),(d)	0.75%(c),(d)	0.14%(c)	139%	$53,003
Year Ended 5/31/2020	$10.37	5.71%	0.76%(d)	0.76%(d),(e)	0.98%	314%	$41,312
Year Ended 5/31/2019	$10.55	2.58%	0.75%	0.75%(e)	2.14%	203%	$30,420
Year Ended 5/31/2018	$10.92	7.26%	0.74%	0.74%(e)	0.59%	210%	$19,764
Year Ended 5/31/2017	$10.92	10.75%(g)	0.74%	0.74%(e)	0.20%	396%	$11,580
Year Ended 5/31/2016	$10.08	(0.25%)	0.90%	0.82%(e)	(0.08%)	254%	$10,908
Class C
Six Months Ended 11/30/2020 (Unaudited)	$10.88	10.46%	1.74%(c),(d)	1.74%(c),(d)	(0.86%)(c)	139%	$106,455
Year Ended 5/31/2020	$9.85	4.73%	1.76%(d)	1.76%(d),(e)	0.00%	314%	$95,090
Year Ended 5/31/2019	$10.05	1.56%	1.75%	1.75%(e)	1.10%	203%	$94,648
Year Ended 5/31/2018	$10.42	6.19%	1.74%	1.74%(e)	(0.43%)	210%	$109,335
Year Ended 5/31/2017	$10.55	9.59%(g)	1.74%	1.74%(e)	(0.77%)	396%	$95,199
Year Ended 5/31/2016	$9.75	(1.26%)	1.90%	1.82%(e)	(1.09%)	254%	$61,386
Institutional Class
Six Months Ended 11/30/2020 (Unaudited)	$11.52	11.20%	0.75%(c),(d)	0.75%(c),(d)	0.14%(c)	139%	$3,524,774
Year Ended 5/31/2020	$10.36	5.62%	0.76%(d)	0.76%(d),(e)	1.00%	314%	$2,845,593
Year Ended 5/31/2019	$10.55	2.67%	0.75%	0.75%(e)	2.11%	203%	$2,618,924
Year Ended 5/31/2018	$10.91	7.26%	0.74%	0.74%(e)	0.59%	210%	$2,782,662
Year Ended 5/31/2017	$10.91	10.64%(g)	0.73%	0.73%(e)	0.46%	396%	$1,810,897
Year Ended 5/31/2016	$10.08	(0.25%)	0.90%	0.82%(e)	(0.06%)	254%	$25,871
Institutional 2 Class
Six Months Ended 11/30/2020 (Unaudited)	$11.54	11.07%	0.76%(c),(d)	0.76%(c),(d)	0.12%(c)	139%	$56,886
Year Ended 5/31/2020	$10.39	5.69%	0.77%(d)	0.77%(d)	0.95%	314%	$38,829
Year Ended 5/31/2019	$10.57	2.65%	0.76%	0.76%	2.10%	203%	$22,397
Year Ended 5/31/2018	$10.93	7.24%	0.75%	0.75%	0.57%	210%	$16,033
Year Ended 5/31/2017	$10.93	10.69%(g)	0.73%	0.73%	0.24%	396%	$7,177
Year Ended 5/31/2016	$10.10	(0.15%)	0.79%	0.73%	0.03%	254%	$1,628
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2020 (Unaudited)	$10.41	0.01	1.15	—	1.16	—	—	—
Year Ended 5/31/2020	$10.59	0.11	0.52	—	0.63	(0.29)	(0.52)	(0.81)
Year Ended 5/31/2019	$10.95	0.32	(0.07)(h)	—	0.25	(0.38)	(0.23)	(0.61)
Year Ended 5/31/2018	$10.95	0.07	0.72	—	0.79	(0.01)	(0.78)	(0.79)
Year Ended 5/31/2017	$10.11	0.03	1.05	0.00(f)	1.08	(0.14)	(0.10)	(0.24)
Year Ended 5/31/2016	$10.23	0.00(f)	(0.02)(h)	—	(0.02)	—	(0.10)	(0.10)
Class R
Six Months Ended 11/30/2020 (Unaudited)	$10.13	(0.02)	1.12	—	1.10	—	—	—
Year Ended 5/31/2020	$10.32	0.05	0.52	—	0.57	(0.24)	(0.52)	(0.76)
Year Ended 5/31/2019	$10.69	0.16	0.02	—	0.18	(0.32)	(0.23)	(0.55)
Year Ended 5/31/2018	$10.75	(0.01)	0.73	—	0.72	—	(0.78)	(0.78)
Year Ended 5/31/2017	$9.93	(0.03)	1.03	0.00(f)	1.00	(0.08)	(0.10)	(0.18)
Year Ended 5/31/2016	$10.11	(0.06)	(0.02)(h)	—	(0.08)	—	(0.10)	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2020 (Unaudited)	$11.57	11.14%	0.71%(c),(d)	0.71%(c),(d)	0.18%(c)	139%	$18,856
Year Ended 5/31/2020	$10.41	5.73%	0.72%(d)	0.72%(d)	1.04%	314%	$14,168
Year Ended 5/31/2019	$10.59	2.67%	0.71%	0.71%	3.02%	203%	$13,063
Year Ended 5/31/2018	$10.95	7.29%	0.69%	0.69%	0.65%	210%	$3
Year Ended 5/31/2017	$10.95	10.85%(g)	0.67%	0.67%	0.29%	396%	$3
Year Ended 5/31/2016	$10.11	(0.15%)	0.76%	0.69%	0.02%	254%	$2
Class R
Six Months Ended 11/30/2020 (Unaudited)	$11.23	10.86%	1.25%(c),(d)	1.25%(c),(d)	(0.36%)(c)	139%	$452
Year Ended 5/31/2020	$10.13	5.22%	1.26%(d)	1.26%(d),(e)	0.51%	314%	$363
Year Ended 5/31/2019	$10.32	2.07%	1.25%	1.25%(e)	1.54%	203%	$424
Year Ended 5/31/2018	$10.69	6.75%	1.25%	1.25%(e)	(0.08%)	210%	$325
Year Ended 5/31/2017	$10.75	10.15%(g)	1.22%	1.22%(e)	(0.25%)	396%	$5,900
Year Ended 5/31/2016	$9.93	(0.75%)	1.38%	1.34%(e)	(0.57%)	254%	$861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	23

Notes to Financial Statements
November 30, 2020 (Unaudited)
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
24	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on collateral to the broker and/or CCP. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
26	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
28	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	45,061,741*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	113,185,638*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,449,686
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,378,915*
Total		163,075,980

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,933,628*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,256,786
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	262,715*
Total		8,453,129

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	37,223,952	37,223,952
Equity risk	—	208,838,149	—	208,838,149
Foreign exchange risk	(87,342,647)	—	—	(87,342,647)
Interest rate risk	—	(2,055,063)	(463,996)	(2,519,059)
Total	(87,342,647)	206,783,086	36,759,956	156,200,395

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	29,839,814	29,839,814
Equity risk	—	49,769,029	—	49,769,029
Foreign exchange risk	19,170,730	—	—	19,170,730
Interest rate risk	—	6,374,934	572,305	6,947,239
Total	19,170,730	56,143,963	30,412,119	105,726,812
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,511,276,129
Futures contracts — short	75,341,876
Credit default swap contracts — sell protection	1,472,917,827

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,291,477	(11,921,190)
Interest rate swap contracts	56,745	—

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2020.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
30	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2020:
	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	2,023,935	-	2,023,935
Forward foreign currency exchange contracts	45,827	22,449	1,981,074	318,729	-	81,607	2,449,686
Total assets	45,827	22,449	1,981,074	318,729	2,023,935	81,607	4,473,621
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	440,783	-	440,783
Forward foreign currency exchange contracts	301	151,795	1,973,452	2,128,271	-	2,967	4,256,786
Total liabilities	301	151,795	1,973,452	2,128,271	440,783	2,967	4,697,569
Total financial and derivative net assets	45,526	(129,346)	7,622	(1,809,542)	1,583,152	78,640	(223,948)
Total collateral received (pledged) (c)	-	-	-	-	-	-	-
Net amount (d)	45,526	(129,346)	7,622	(1,809,542)	1,583,152	78,640	(223,948)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
32	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay an investment advisory fee, third party closed-end funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended November 30, 2020 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Effective January 1, 2021, under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. This arrangement may be modified or terminated at any time at the sole discretion of the Board of Trustees. Prior to January 1, 2021, the members of the Board of Trustees participated in a Deferred Compensation Plan. Obligations of the Deferred Plan were paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.05
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
34	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	233,571
Class C	—	1.00(b)	1,626

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through September 30, 2021
Class A	1.25%
Advisor Class	1.00
Class C	2.00
Institutional Class	1.00
Institutional 2 Class	1.01
Institutional 3 Class	0.96
Class R	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
At November 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,898,582,000	301,551,000	(22,818,000)	278,733,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2020 as arising on June 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	111,212,926
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,179,606,265 and $3,184,822,361, respectively, for the six months ended November 30, 2020, of which $2,542,805,066 and $2,633,488,867, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2020.
36	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to 1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended November 30, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
38	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
November 30, 2020 (Unaudited)
Shareholder concentration risk
At November 30, 2020, affiliated shareholders of record owned 86.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	39

 Board Consideration and Approval of ManagementAgreement
On June 17, 2020, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Risk Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 10, 2020, April 30, 2020 and June 17, 2020 and at Board meetings held on March 11, 2020 and June 17, 2020. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 17, 2020, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 17, 2020, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through September 30, 2021 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
40	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2019, the Fund’s performance was in the sixteenth, eleventh and ninth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2019, the Fund’s actual management fee and net total expense ratio were ranked in the third and first quintiles, respectively,
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	41

Board Consideration and Approval of Management
Agreement  (continued)

(where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2019 to profitability levels realized in 2018. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
42	Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020

Board Consideration and Approval of Management
Agreement  (continued)

Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Adaptive Risk Allocation Fund | Semiannual Report 2020	43

Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR214_05_L01_(01/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	January 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	January 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	January 22, 2021